UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	02-28-2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
High-Yield Municipal Fund
February 28, 2018

High-Yield Municipal - Schedule of Investments
FEBRUARY 28, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.7%
Alabama — 1.3%
Industrial Development Board of the City of Mobile Alabama Rev., (Alabama Power Co.), VRDN, 1.625%, 10/2/18, resets off the remarketing agent	2,000,000	1,996,240
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/24	2,520,000	2,854,555
Jefferson County Sewer Rev., 6.50%, 10/1/53	2,000,000	2,363,700
		7,214,495
Alaska — 0.4%
Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46	2,500,000	2,437,500
Arizona — 6.1%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,065,000	2,101,860
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,076,340
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(1)	5,000,000	4,831,350
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/43	1,000,000	1,058,180
Industrial Development Authority of the City of Phoenix Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	1,000,000	926,050
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,533,135
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,532,205
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 2.95%, 7/1/26	2,750,000	2,654,988
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/44	1,000,000	1,060,550
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,208,280
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	512,635
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Series 2017 Obligated Group), 4.00%, 7/1/22(1)	3,000,000	2,930,250
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/35	500,000	526,275
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/45	1,000,000	1,032,760
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	2,076,620
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	1,325,000	1,307,563
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	1,325,000	1,285,581
Maricopa County Industrial Development Authority Rev., (Paragon Management, Inc.), 5.00%, 7/1/47(1)	1,000,000	1,019,730
Sundance Community Facilities District Rev., 7.125%, 7/1/27(1)	328,000	328,072
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	186,000	186,035
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 5.35%, 10/1/25(1)	1,000,000	1,003,830
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	500,000	512,040
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	1,000,000	1,025,790
		33,730,119
California — 6.6%
Antelope Valley Healthcare District Rev., 5.00%, 3/1/21	2,445,000	2,559,133
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	8,000,000	931,760
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,029,180
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(1)	1,500,000	1,534,230
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	534,795
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	529,755

California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	1,056,610
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(2)	2,500,000	1,952,400
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	589,100
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	2,250,000	2,633,130
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(3)	500,000	441,895
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23, resets off the remarketing agent	500,000	564,360
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33	490,000	490,608
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	1,000,000	1,019,890
Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	2,000,000	1,995,000
Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47	1,885,000	1,899,137
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(2)	5,000,000	683,150
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 6.15%, 7/15/40	2,000,000	2,150,100
Long Beach Unified School District GO, Capital Appreciation, 0.00%, 8/1/25 (AGC)(2)	1,595,000	1,302,621
Morongo Band of Mission Indians Rev., 6.50%, 3/1/28(1)	1,000,000	1,000,000
Palm Springs Airport Rev., 6.40%, 7/1/23	250,000	250,195
Palm Springs Airport Rev., 6.50%, 7/1/27	160,000	160,086
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,602,765
River Rock Entertainment Authority Rev., 8.00%, 11/1/18(4)(5)	2,931,000	777,008
San Francisco City & County Redevelopment Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(2)	3,500,000	872,620
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	3,000,000	3,275,850
Sunnyvale Special Tax, 7.75%, 8/1/32	1,500,000	1,504,245
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	2,000,000	2,167,520
		36,507,143
Colorado — 5.8%
Belleview Station Metropolitan District No. 2 GO, 5.00%, 12/1/36	1,000,000	1,017,100
Belleview Station Metropolitan District No. 2 GO, 5.125%, 12/1/46	2,000,000	2,031,180
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	510,000	503,090
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/37	525,000	538,178
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/47	1,220,000	1,242,643
Centerra Metropolitan District No. 1 Tax Allocation, 5.00%, 12/1/29(1)	4,000,000	4,323,280
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,056,090
City & County of Denver Rev., (United Airlines, Inc.), 5.00%, 10/1/32	3,000,000	3,243,630
Clear Creek Station Metropolitan District No. 2 GO, 5.00%, 12/1/47	1,000,000	1,010,160
Colorado Health Facilities Authority Rev., (Christian Living Communities), 5.00%, 1/1/37	1,615,000	1,697,074
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/37	500,000	553,785
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/47	2,000,000	2,190,780
Cornerstar Metropolitan District GO, 3.50%, 12/1/21	370,000	375,176
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	500,000	516,485
Denver Urban Renewal Authority Tax Allocation, 5.00%, 12/1/25	1,500,000	1,683,255
Gardens on Havana Metropolitan District No. 3 Rev., 3.625%, 12/1/21	929,000	950,209
Leyden Rock Metropolitan District No. 10 GO, 5.00%, 12/1/45	1,250,000	1,269,213
One Horse Business Improvement District Rev., 6.00%, 6/1/24	1,165,000	1,166,468
Plaza Metropolitan District No. 1 Tax Allocation, 5.00%, 12/1/22(1)	500,000	541,615
Regional Transportation District COP, 5.00%, 6/1/20	1,750,000	1,879,167
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,000,000	1,083,850
Southglenn Metropolitan District GO, 5.00%, 12/1/30	1,400,000	1,455,930
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	535,830
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	1,061,740

Water Valley Metropolitan District No. 01 GO, 5.25%, 12/1/40	300,000	319,224
		32,245,152
Connecticut — 0.1%
Connecticut State Health & Educational Facility Authority Rev., (Church Home of Hartford, Inc.), 2.875%, 9/1/20(1)	405,000	405,089
Delaware — 0.3%
Delaware State Economic Development Authority Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,605,630
District of Columbia — 1.2%
District of Columbia Rev., (Ingleside Presbyterian Retirement Community, Inc.), 5.00%, 7/1/52	1,000,000	1,030,770
District of Columbia Rev., (National Law Enforcement Officers Memorial Fund, Inc.), 7.75%, 7/1/49	4,000,000	4,128,000
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(2)	15,000,000	1,479,150
		6,637,920
Florida — 5.9%
Alachua County Health Facilities Authority Rev., (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	1,500,000	1,616,985
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	252,495
Brevard County Rev., (University Financing Foundation, Inc.), 6.75%, 11/1/39	1,000,000	1,035,930
Broward County Airport System Rev., 5.00%, 10/1/28	2,000,000	2,283,940
Broward County Airport System Rev., 5.25%, 10/1/38	500,000	567,015
Celebration Pointe Community Development District Special Assessment, 5.125%, 5/1/45	750,000	755,265
Celebration Pointe Community Development District Special Assessment, 5.00%, 5/1/48(1)	1,000,000	1,025,060
Florida Development Finance Corp. Rev., (All Aboard Florida - Operations LLC), VRDN, 5.625%, 1/1/28, resets off the remarketing agent(1)	2,000,000	2,062,460
Greater Orlando Aviation Authority Rev., (JetBlue Airways Corp.), 5.00%, 11/15/36	1,000,000	1,045,540
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/21	350,000	381,227
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/22	250,000	277,155
Hillsborough County Industrial Development Authority Rev., (Florida Health Sciences Center, Inc.), 5.00%, 10/1/34	1,250,000	1,356,400
Martin County Health Facilities Authority Rev., (Martin Memorial Medical Center, Inc.), 5.50%, 11/15/42	1,500,000	1,629,315
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,141,940
Miami Health Facilities Authority Rev., (Miami Jewish Health Systems Obligated Group), 5.00%, 7/1/30	600,000	669,714
Miami Health Facilities Authority Rev., (Miami Jewish Health Systems Obligated Group), 5.00%, 7/1/31	500,000	556,295
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,414,337
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	999,277
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	2,093,180
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 5.00%, 10/1/27	1,000,000	1,156,700
South Lake County Hospital District Rev., (Southlake Hospital, Inc.), 6.25%, 4/1/39	1,000,000	1,038,510
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	1,225,000	1,385,573
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,544,800
Village Community Development District No. 10 Special Assessment, 6.00%, 5/1/44	440,000	511,606
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	1,995,000	1,975,349
Village Community Development District No. 8 Special Assessment, 6.125%, 5/1/39	765,000	825,381
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	2,000,000	1,944,340
		32,545,789
Georgia — 0.5%
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/37(1)	1,500,000	1,591,980
Monroe County Development Authority Rev., (Georgia Power Co.), VRDN, 2.35%, 12/11/20, resets off the remarketing agent	1,500,000	1,488,405
		3,080,385
Guam — 0.2%
Guam Government Department of Education COP, 6.625%, 12/1/30	1,000,000	1,034,570
Idaho — 1.2%
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/25	1,985,000	2,174,369

Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/26	250,000	274,085
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/37	1,000,000	1,059,610
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	3,185,163
		6,693,227
Illinois — 9.6%
Chicago GO, 5.625%, 1/1/29	2,500,000	2,799,575
Chicago GO, 5.50%, 1/1/39	2,000,000	2,112,740
Chicago GO, 5.00%, 1/1/40	2,500,000	2,532,725
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,816,297
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,501,725
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,137,020
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,439,206
Chicago O'Hare International Airport Rev., 5.00%, 1/1/22	3,000,000	3,305,700
Chicago O'Hare International Airport Rev., 5.00%, 1/1/27	3,000,000	3,399,660
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/28 (BAM)	2,385,000	2,671,200
Illinois Finance Authority Rev., (Benedictine University Obligated Group), 6.25%, 10/1/33	1,000,000	1,076,740
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,619,840
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,036,940
Illinois Finance Authority Rev., (Plymouth Place, Inc.), 5.25%, 5/15/50	2,000,000	2,067,640
Illinois Finance Authority Rev., (Presence Health Network Obligated Group), 4.00%, 2/15/36	2,400,000	2,403,552
State of Illinois GO, 5.00%, 6/1/20	2,000,000	2,071,200
State of Illinois GO, 5.00%, 5/1/22	1,000,000	1,050,870
State of Illinois GO, 5.00%, 2/1/24	2,000,000	2,101,120
State of Illinois GO, 5.00%, 2/1/26	1,000,000	1,047,870
State of Illinois GO, 5.00%, 11/1/27	1,500,000	1,570,140
State of Illinois GO, 5.00%, 11/1/28	1,500,000	1,561,740
State of Illinois GO, 5.00%, 3/1/36	2,100,000	2,130,345
State of Illinois GO, 5.50%, 7/1/38	1,000,000	1,037,740
University of Illinois Rev., VRDN, 1.12%, 3/7/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	900,000	900,000
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	1,773,320
		53,164,905
Iowa — 0.2%
Iowa Tobacco Settlement Authority Rev., 5.625%, 6/1/46	1,000,000	999,980
Kansas — 0.5%
Wichita Rev., 3.00%, 9/1/23	3,090,000	3,074,705
Kentucky — 1.1%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/26	565,000	637,275
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,430,346
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	3,921,960
		5,989,581
Louisiana — 0.6%
Louisiana State Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	1,500,000	1,606,590
New Orleans Aviation Board Rev., 6.50%, 1/1/40	1,500,000	1,551,090
		3,157,680
Maryland — 2.8%
Anne Arundel County Tax Allocation, 6.10%, 7/1/40	1,000,000	1,024,500
Baltimore Rev., 5.125%, 6/1/43	1,500,000	1,552,395
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/24	1,000,000	1,120,370
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/25	1,000,000	1,127,260

Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/27	1,000,000	1,135,340
Maryland Stadium Authority Rev., 5.00%, 5/1/25	3,600,000	4,194,540
Prince County George's Rev., (Collington Episcopal Life Care Community, Inc.), 5.25%, 4/1/37	1,500,000	1,599,165
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 3.50%, 11/1/26	1,825,000	1,824,945
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 5.00%, 11/1/47	2,000,000	2,173,060
		15,751,575
Massachusetts — 0.4%
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	2,000,000	2,100,900
Michigan — 4.8%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,598,700
Detroit City School District GO, 5.00%, 5/1/25 (Q-SBLF)	2,490,000	2,762,730
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,355,912
Kentwood Economic Development Corp. Rev., (Holland Home Obligated Group), 5.625%, 11/15/41	1,750,000	1,879,902
Lincoln Consolidated School District GO, 5.00%, 5/1/20 (AGM Q-SBLF)	1,490,000	1,595,641
Michigan Finance Authority Rev., 5.00%, 5/1/25 (Q-SBLF)	375,000	426,638
Michigan Finance Authority Rev., (Lawrence Technological University), 5.00%, 2/1/47	3,195,000	3,402,867
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	6,500,000	6,512,415
Michigan Strategic Fund Rev., (Canterbury Health Care, Inc. Obligated Group), 5.00%, 7/1/26(1)	1,415,000	1,506,621
Michigan Strategic Fund Rev., (Canterbury Health Care, Inc. Obligated Group), 5.00%, 7/1/31(1)	1,530,000	1,616,307
Michigan Tobacco Settlement Finance Authority Rev., (Michigan Finance Authority), 6.00%, 6/1/48	3,000,000	2,992,500
		26,650,233
Minnesota — 0.6%
North Oaks Rev., (Presbyterian Homes of North Oaks, Inc.), 5.00%, 10/1/27	1,750,000	1,965,057
Township of Baytown Rev., (State Croix Preparatory Academy), 4.25%, 8/1/46	1,225,000	1,170,451
		3,135,508
Missouri — 2.9%
Branson Industrial Development Authority Rev., 3.00%, 11/1/21	705,000	707,658
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 6.00%, 2/1/41	1,250,000	1,349,487
Health & Educational Facilities Authority of the State of Missouri Rev., (State Louis College of Pharmacy), 5.50%, 5/1/43	1,000,000	1,078,000
Health & Educational Facilities Authority of the State of Missouri Rev., (State Louis College of Pharmacy), 5.00%, 5/1/45	1,890,000	2,001,756
Industrial Development Authority of the City of State Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	2,555,275
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/30	2,515,000	2,742,758
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/37	1,000,000	1,066,810
Lees Summit Tax Allocation, 4.875%, 11/1/37(1)	2,000,000	1,943,440
State Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	1,800,000	1,845,306
State Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/46	1,000,000	979,030
		16,269,520
Nevada — 1.7%
Clark County Special Assessment, 5.00%, 8/1/30	1,460,000	1,533,701
Clark County Special Assessment, 5.00%, 8/1/32	375,000	391,016
Clark County Special Assessment, 5.00%, 8/1/35	695,000	719,777
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/23	2,030,000	2,144,837
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	885,000	894,797
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	1,000,000	1,020,520
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/27(1)	335,000	353,777
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/37(1)	1,000,000	1,022,830

Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/47(1)	1,400,000	1,422,330
		9,503,585
New Jersey — 6.3%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	5,000,000	5,513,950
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	2,000,000	2,075,160
New Jersey Economic Development Authority Rev., (NYNJ Link Borrower LLC), 5.375%, 1/1/43	1,600,000	1,769,344
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	5,378,050
New Jersey Economic Development Authority Rev., (SJF CCRC, Inc.), 5.25%, 1/1/44	1,000,000	1,027,190
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.25%, 9/15/29	1,000,000	1,091,610
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.50%, 6/1/33	500,000	558,815
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/35	1,000,000	1,025,630
New Jersey Educational Facilities Authority Rev., (College of State Elizabeth), 5.00%, 7/1/46	2,500,000	2,511,675
New Jersey Health Care Facilities Financing Authority Rev., (Princeton HealthCare System Obligated Group), 5.00%, 7/1/22	1,000,000	1,108,910
New Jersey Health Care Facilities Financing Authority Rev., (Princeton HealthCare System Obligated Group), 5.00%, 7/1/23	1,000,000	1,125,070
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	2,800,000	2,958,340
Tobacco Settlement Financing Corp. Rev., 4.75%, 6/1/34	2,000,000	1,980,020
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41	7,000,000	6,993,700
		35,117,464
New York — 10.5%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,641,150
Build NYC Resource Corp. Rev., (Albert Einstein College of Medicine, Inc.), 5.50%, 9/1/45(1)	3,000,000	3,242,610
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.25%, 11/1/34	750,000	784,223
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.50%, 11/1/44	1,000,000	1,039,450
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/32(1)	625,000	673,881
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/37(1)	500,000	531,935
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/47(1)	1,000,000	1,054,440
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/52(1)	1,000,000	1,046,660
Glen Cove Local Economic Assistance Corp. Rev., 5.00%, 1/1/56	1,500,000	1,554,060
Nassau County Tobacco Settlement Corp. Rev., 5.00%, 6/1/35	2,000,000	1,971,660
New York City GO, 5.00%, 8/1/23	750,000	859,088
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,073,460
New York City Water & Sewer System Rev., VRDN, 1.11%, 3/1/18, resets daily off the remarketing agent (SBBPA: Bank of America N.A.)	10,000,000	10,000,000
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,395,630
New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	1,040,360
New York Liberty Development Corp. Rev., (3 World Trade Center LLC), 5.00%, 11/15/44(1)	7,000,000	7,407,610
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/27(1)	1,000,000	1,113,400
New York State Dormitory Authority Rev., (Touro College and University System Obligated Group), 5.50%, 1/1/44	850,000	940,669
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 5.00%, 8/1/31 (GA: American Airlines Group)	5,000,000	5,298,700
New York Transportation Development Corp. Rev., (Laguardia Gateway Partners LLC), 5.25%, 1/1/50	4,500,000	4,930,020
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/22	1,000,000	1,095,730
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/23	1,000,000	1,104,900
Newburgh GO, 5.625%, 6/15/33	1,400,000	1,533,714
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/36	2,000,000	2,198,080
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	1,655,000	1,836,040
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/21	1,565,000	1,708,573

Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/23	1,000,000	1,120,010
		58,196,053
North Carolina — 0.7%
North Carolina Medical Care Commission Rev., (Maryfield, Inc.), 5.00%, 10/1/35	1,000,000	1,058,510
North Carolina Medical Care Commission Rev., (Mission-St Joseph's Health System, Inc.), VRDN, 1.16%, 3/1/18, resets weekly off the remarketing agent (SBBPA: Branch Banking & Trust)	170,000	170,000
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,613,625
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/23	610,000	659,514
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/24	280,000	303,881
		3,805,530
Ohio — 4.3%
Buckeye Tobacco Settlement Financing Authority Rev., 5.125%, 6/1/24	2,000,000	1,895,200
Buckeye Tobacco Settlement Financing Authority Rev., 5.75%, 6/1/34	2,000,000	1,907,080
Buckeye Tobacco Settlement Financing Authority Rev., 5.875%, 6/1/47	7,000,000	6,693,820
Centerville Rev., (Graceworks Lutheran Services), 5.00%, 11/1/25	1,420,000	1,541,154
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	2,000,000	2,270,420
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,250,000	1,373,188
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,250,000	1,384,912
Hamilton County Rev., (Life Enriching Communities Obligated Group), 5.00%, 1/1/31	1,000,000	1,096,890
Muskingum County Rev., (Genesis Health System Obligated Group), 5.00%, 2/15/44	2,500,000	2,609,000
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,009,600
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.50%, 1/15/48 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,026,430
Southeastern Ohio Port Authority Rev., (Marietta Area Health Care, Inc. Obligated Group), 5.00%, 12/1/43	250,000	257,478
Southeastern Ohio Port Authority Rev., (Marietta Area Health Care, Inc. Obligated Group), 5.50%, 12/1/43	550,000	587,928
		23,653,100
Oklahoma — 0.4%
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/28	2,000,000	2,169,440
Oregon — 0.5%
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/42	1,000,000	1,084,650
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/47	1,250,000	1,353,288
Yamhill County Hospital Authority Rev., (Friendsview Manor), 4.00%, 11/15/26	500,000	516,495
		2,954,433
Pennsylvania — 5.9%
Chester County Health & Education Facilities Authority Rev., (Simpson Senior Services Obligated Group), 5.25%, 12/1/45	1,400,000	1,449,406
Chester County Industrial Development Authority Rev., (Collegium Charter School), 5.00%, 10/15/27	1,290,000	1,347,005
Chester County Industrial Development Authority Rev., (Renaissance Academy Charter School), 5.00%, 10/1/44	1,000,000	1,045,550
Commonwealth Financing Authority Rev., 5.00%, 6/1/25	1,000,000	1,127,270
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,546,035
Dauphin County General Authority Rev., (Harrisburg University of Science & Technology), 5.125%, 10/15/41(1)	3,000,000	2,902,080
Delaware County Industrial Development Authority Rev., (Chester Fund For Education & the Arts), 5.125%, 6/1/46(1)	2,500,000	2,468,550
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.625%, 7/1/42	2,500,000	2,715,200
Lancaster County Hospital Authority Rev., (Brethren Village), 5.125%, 7/1/37	1,000,000	1,090,900
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/45	1,250,000	1,331,362
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/21, Prerefunded at 100% of Par(6)	760,000	854,582
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	265,000	300,860
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	890,000	1,020,189
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	1,100,000	1,269,928

Philadelphia GO, 5.00%, 7/15/38	1,500,000	1,638,345
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,709,445
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	500,000	490,170
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	2,001,240
Philadelphia Municipal Authority Rev., 6.50%, 4/1/19, Prerefunded at 100% of Par(6)	1,500,000	1,579,905
School District of Philadelphia GO, 5.00%, 9/1/25	2,500,000	2,797,850
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	1,022,770
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	1,050,620
		32,759,262
Rhode Island — 0.6%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	2,125,000	2,229,954
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,026,210
		3,256,164
South Carolina — 0.8%
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/19 (BAM)	500,000	528,540
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/20 (BAM)	1,000,000	1,082,010
Piedmont Municipal Power Agency Rev., 5.00%, 1/1/25	1,245,000	1,436,755
South Carolina Jobs-Economic Development Authority Rev., (Palmetto Health), 5.75%, 8/1/39	1,475,000	1,525,504
		4,572,809
Tennessee — 0.9%
Blount County Health & Educational Facilities Board Rev., (Asbury, Inc.), 5.00%, 1/1/31	1,700,000	1,812,302
Blount County Health & Educational Facilities Board Rev., (Asbury, Inc.), 5.00%, 1/1/37	625,000	654,488
Memphis-Shelby County Industrial Development Board Tax Allocation, 5.625%, 1/1/46	2,400,000	2,488,824
		4,955,614
Texas — 5.5%
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/36	700,000	700,994
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/46	1,325,000	1,311,048
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,015,970
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	2,021,600
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,750,000	1,798,947
Houston Rev., 5.00%, 9/1/39	1,000,000	1,096,850
Houston Airport System Rev., (United Airlines, Inc.), 5.00%, 7/15/20	2,000,000	2,114,280
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	500,000	536,810
Mission Economic Development Corp. Rev., (Natgasoline LLC), 5.75%, 10/1/31(1)	1,500,000	1,562,655
New Hope Cultural Education Facilities Finance Corp. Rev., (Carillon, Inc.), 5.00%, 7/1/46	1,000,000	1,014,220
New Hope Cultural Education Facilities Finance Corp. Rev., (Jubilee Academic Center, Inc.), 5.00%, 8/15/46(1)	2,000,000	1,929,360
New Hope Cultural Education Facilities Finance Corp. Rev., (Jubilee Academic Center, Inc.), 5.125%, 8/15/47(1)	1,000,000	994,700
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Crestview), 4.00%, 11/15/26	2,000,000	2,047,200
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living), 3.25%, 11/15/22	1,000,000	985,800
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/31	1,805,000	2,009,867
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas), 5.00%, 8/15/46	1,000,000	993,960
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Buckner Senior Living, Inc.), 6.75%, 11/15/47	2,500,000	2,774,525
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 7.00%, 6/30/40	3,000,000	3,317,670
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/21 (BAM)	2,045,000	2,234,756
		30,461,212
Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/24	1,000,000	1,156,990

Virginia — 3.2%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	1,000,000	1,024,560
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	2,432,900
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,751,278
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/37	765,000	819,820
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/47	2,200,000	2,339,458
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 2.75%, 1/1/26	1,500,000	1,454,550
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	980,000	989,790
Mosaic District Community Development Authority Special Assessment, 6.875%, 3/1/36	1,000,000	1,082,500
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,301,491
Suffolk Economic Development Authority Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/25	1,960,000	2,179,716
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	975,000
Washington County Industrial Development Authority Rev., (Mountain States Health Alliance Obligated Group), 7.75%, 7/1/38	1,200,000	1,253,844
		17,604,907
Washington — 1.1%
Port of Seattle Industrial Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 4/1/30	1,000,000	1,094,550
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	1,155,000	1,163,732
Washington State Housing Finance Commission Rev., (Heron's Key Obligated Group), 7.00%, 7/1/50(1)	1,250,000	1,329,212
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/49(1)	2,000,000	2,324,560
		5,912,054
West Virginia — 0.4%
Monongalia County Commission Special District Rev., 5.50%, 6/1/37(1)	1,050,000	1,082,130
Monongalia County Commission Special District Rev., 5.75%, 6/1/43(1)	500,000	519,935
West Virginia Economic Development Authority Rev., (Morgantown Energy Associates), 2.875%, 12/15/26	865,000	844,032
		2,446,097
Wisconsin — 2.6%
Public Finance Authority Rev., 7.00%, 12/1/50(1)	5,000,000	5,784,500
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.00%, 6/1/24(1)	1,575,000	1,693,645
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.125%, 6/1/48(1)	1,000,000	1,008,960
Public Finance Authority Rev., (Mary's Woods at Marylhurst, Inc.), 3.95%, 11/15/24(1)	1,250,000	1,268,275
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.50%, 4/1/32	2,000,000	2,155,820
Public Finance Authority Rev., (Wittenberg University), 5.25%, 12/1/39(1)	1,500,000	1,372,695
Wisconsin Health & Educational Facilities Authority Rev., (Mile Bluff Medical Center, Inc.), 5.75%, 5/1/39	1,000,000	1,018,580
		14,302,475
TOTAL INVESTMENT SECURITIES — 98.7% (Cost $534,356,728)		547,258,795
OTHER ASSETS AND LIABILITIES — 1.3%		7,004,770
TOTAL NET ASSETS — 100.0%		$554,263,565

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
Q-SBLF	-	Qualified School Board Loan Fund
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $105,931,620, which represented 19.1% of total net assets.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	Security is in default.

(5)	Non-income producing.

(6)	Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Intermediate-Term Tax-Free Bond Fund
February 28, 2018

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 28, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.2%
Alabama — 0.5%
Alabama 21st Century Authority Rev., 5.00%, 6/1/19	4,510,000	4,705,373
Houston County Health Care Authority Rev., 5.00%, 10/1/24	1,000,000	1,126,880
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,118,120
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,200,640
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	6,792,539
		15,943,552
Alaska — 0.2%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	4,055,018
Valdez Rev., (BP Pipelines Alaska, Inc.), 5.00%, 1/1/21 (GA: BP plc)	2,600,000	2,814,292
		6,869,310
Arizona — 2.4%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRDN, 1.95%, 4/2/18, resets quarterly off the 3-month LIBOR plus 0.81%	7,500,000	6,925,050
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/21(1)	500,000	507,620
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 3.00%, 7/1/22(1)	210,000	205,395
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(1)	500,000	536,935
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(1)	400,000	397,520
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(1)	600,000	619,386
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(1)	855,000	876,743
Arizona Water Infrastructure Finance Authority Rev., 5.00%, 10/1/18	3,000,000	3,064,140
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/36	1,875,000	2,045,250
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/41	1,200,000	1,285,212
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/46	1,300,000	1,368,497
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(1)	10,965,000	11,617,527
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/22(1)	920,000	931,169
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.125%, 6/15/29(1)	4,905,000	4,841,578
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.75%, 6/15/37(1)	4,500,000	4,369,050
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	2,925,000	2,886,507
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	2,240,000	2,173,360
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	1,006,677
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	891,096
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	720,012
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,791,319
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,647,810
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/25	700,000	821,135
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/26	600,000	711,162
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,177,050
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/20, Prerefunded at 100% of Par(2)	3,050,000	3,286,222
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/21	1,000,000	1,102,970

Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/22	1,250,000	1,407,000
Phoenix Civic Improvement Corp. Rev., 5.50%, 7/1/24	2,000,000	2,027,240
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)(2)	1,065,000	1,078,802
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)	645,000	653,082
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(2)	1,120,000	1,174,947
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)	680,000	712,531
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/19, Prerefunded at 100% of Par(2)	4,400,000	4,532,484
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	10,000,000	11,983,400
		81,375,878
Arkansas — 0.1%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,106,540
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	1,360,000	1,515,244
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,293,427
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/26	1,000,000	1,122,710
		5,037,921
California — 11.0%
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/21	700,000	747,131
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/23	1,000,000	1,085,810
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	1,000,000	1,150,810
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	7,894,431
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24	1,500,000	1,742,700
Anaheim Public Financing Authority Rev., 5.00%, 5/1/26	2,000,000	2,313,600
Anaheim Public Financing Authority Rev., 5.00%, 5/1/27	1,725,000	1,991,185
Anaheim Public Financing Authority Rev., 5.00%, 5/1/30	1,750,000	2,007,040
Anaheim Public Financing Authority Rev., 5.00%, 5/1/31	2,000,000	2,288,840
Anaheim Public Financing Authority Rev., 5.00%, 5/1/32	2,000,000	2,283,920
Anaheim Public Financing Authority Rev., 5.00%, 5/1/33	1,800,000	2,051,118
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/18 (AGM)(3)	2,585,000	2,566,233
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(3)	2,000,000	1,582,220
Bay Area Toll Authority Rev., VRDN, 1.79%, 3/1/18, resets weekly off the MUNIPSA plus 0.70%	2,000,000	2,007,900
Bay Area Toll Authority Rev., VRDN, 2.19%, 3/1/18, resets weekly off the MUNIPSA plus 1.10%	3,750,000	3,858,412
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,029,180
California Educational Facilities Authority Rev., (Pomona College), 5.00%, 1/1/19, Prerefunded at 100% of Par(2)	3,500,000	3,608,360
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 5.75%, 9/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,653,650
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.50%, 11/1/38 (GA: Children's Healthcare of California)	10,000,000	10,818,400
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 5.50%, 7/1/19, Prerefunded at 100% of Par(2)	5,000,000	5,265,100
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	2,335,000	2,405,657
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,810,000	2,016,286
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/21(1)	850,000	870,273
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(1)	1,750,000	1,814,872
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/23	600,000	669,336
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,123,800
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,130,870
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	1,000,000	1,135,220
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/20, Prerefunded at 100% of Par(2)	1,500,000	1,658,940
California State Public Works Board Rev., 6.25%, 4/1/19, Prerefunded at 100% of Par(2)	4,000,000	4,211,280
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	2,035,000	2,316,990

California State Public Works Board Rev., 5.00%, 4/1/24	11,500,000	12,907,600
California State Public Works Board Rev., 5.00%, 4/1/25	5,000,000	5,599,500
California Statewide Communities Development Authority Rev., 5.25%, 4/2/18, Prerefunded at 101% of Par (AGM)(2)	75,000	75,219
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,728,630
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,743,045
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,154,650
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	10,400,000	11,381,344
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(1)	2,385,000	2,449,347
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(3)	2,530,000	1,731,557
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	2,450,000	2,867,186
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23, resets off the remarketing agent	4,000,000	4,514,880
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,500,000	2,773,700
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	2,500,000	2,833,025
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	2,500,000	2,861,925
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,750,000	1,948,345
Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	10,000,000	9,975,000
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,491,421
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,783,775
Irvine Special Tax, 4.00%, 9/1/27	1,455,000	1,564,547
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,701,572
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,417,088
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,196,984
Kern County COP, 5.00%, 11/1/21 (AGM)	2,875,000	3,196,482
Kern County COP, 5.00%, 11/1/22 (AGM)	2,915,000	3,298,322
Los Angeles Community College District GO, 5.00%, 8/1/18, Prerefunded at 100% of Par(2)	2,250,000	2,285,640
Los Angeles County COP, 5.00%, 9/1/20	900,000	972,540
Los Angeles County COP, 5.00%, 9/1/21	1,250,000	1,384,538
Los Angeles Department of Water Rev., 5.00%, 7/1/18	500,000	506,255
Los Angeles Department of Water Rev., 5.00%, 7/1/19	250,000	262,023
Los Angeles Department of Water Rev., 5.00%, 7/1/20	5,000,000	5,241,800
Los Angeles Department of Water Rev., 5.00%, 7/1/20	1,000,000	1,082,720
Los Angeles Department of Water Rev., 5.00%, 7/1/21	500,000	548,600
Los Angeles Unified School District GO, 5.00%, 7/1/18	2,300,000	2,329,164
Los Angeles Unified School District GO, 5.00%, 7/1/18	3,205,000	3,245,639
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	2,400,000	2,509,872
Northern California Power Agency Rev., 5.00%, 7/1/19 (AGC)	2,300,000	2,325,852
Northern California Power Agency Rev., 5.00%, 7/1/20 (AGC)	2,500,000	2,530,350
Northern California Power Agency Rev., 5.00%, 7/1/21 (AGC)	5,000,000	5,060,350
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/21	1,100,000	1,223,365
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/21, Prerefunded at 100% of Par(2)	1,975,000	2,294,812
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/26	1,025,000	1,216,470
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/27	1,295,000	1,530,120
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,000,000	1,176,350
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/34	1,000,000	1,144,900
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/35	800,000	911,904
Palomar Health COP, 6.00%, 11/1/20, Prerefunded at 100% of Par(2)	5,985,000	6,672,258
Palomar Health Rev., 5.00%, 11/1/20	1,375,000	1,464,471
Palomar Health Rev., 5.00%, 11/1/22	2,500,000	2,741,100
Palomar Health Rev., 5.00%, 11/1/23	2,500,000	2,769,550

Palomar Health Rev., 5.00%, 11/1/25	2,095,000	2,356,980
Palomar Health Rev., 5.00%, 11/1/26	2,000,000	2,262,360
Palomar Health Rev., 5.00%, 11/1/28	3,500,000	3,931,025
Palomar Health Rev., 5.00%, 11/1/30	3,325,000	3,702,720
Palomar Health Rev., 5.00%, 11/1/31	2,125,000	2,359,685
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	1,000,000	1,087,320
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(3)	5,110,000	2,007,719
Poway Unified School District Public Financing Authority Special Tax, 3.00%, 9/1/19	300,000	304,938
Poway Unified School District Public Financing Authority Special Tax, 4.00%, 9/1/20	300,000	314,994
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/22	325,000	366,139
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	1,155,000	1,321,586
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	719,677
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,209,356
Richmond Wastewater Rev., VRDN, 0.97%, 3/1/18, resets weekly off the remarketing agent (LOC: Barclays Bank plc)	4,300,000	4,300,000
Riverside County Transportation Commission Rev., 5.25%, 6/1/23, Prerefunded at 100% of Par(2)	2,865,000	3,342,080
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,050,000	4,535,352
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(2)	2,000,000	2,165,320
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(2)	3,070,000	3,323,766
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/29	6,000,000	6,747,660
State of California GO, 5.00%, 9/1/24	10,000,000	11,339,400
State of California GO, 5.00%, 3/1/26	5,000,000	5,882,050
State of California GO, 5.00%, 12/1/26	3,955,000	4,579,732
State of California GO, 5.00%, 2/1/27	10,000,000	11,357,100
State of California GO, 5.00%, 11/1/27	5,000,000	5,767,450
State of California GO, 5.00%, 2/1/28	10,000,000	11,317,100
State of California GO, 4.00%, 9/1/32	5,000,000	5,333,900
State of California GO, 6.00%, 4/1/38	5,000,000	5,238,550
State of California GO, 5.50%, 11/1/39	10,000,000	10,639,300
State of California GO, VRDN, 1.79%, 3/1/18, resets monthly off the 1-month LIBOR plus 0.70%	8,500,000	8,585,340
State of California GO, VRDN, 1.86%, 3/1/18, resets monthly off the 1-month LIBOR plus 0.76%	4,000,000	4,059,080
State of California GO, VRN, 1.99%, 3/1/18, resets weekly off the MUNIPSA plus 0.90%	4,000,000	4,000,960
State of California GO, VRN, 2.09%, 3/1/18, resets weekly off the MUNIPSA plus 1.00%	1,600,000	1,607,856
State of California GO, VRN, 2.24%, 3/1/18, resets weekly off the MUNIPSA plus 1.15%	2,120,000	2,149,680
State of California Department of Water Resources Rev., 5.00%, 6/1/18, Prerefunded at 100% of Par(2)	2,795,000	2,821,580
State of California Department of Water Resources Rev., 5.00%, 6/1/18, Prerefunded at 100% of Par(2)	205,000	206,950
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/19	5,000,000	5,212,900
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation, 4.00%, 9/1/18 (BAM)	500,000	506,420
Tuolumne Wind Project Authority Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(2)	2,800,000	2,899,904
Twin Rivers Unified School District COP, VRDN, 3.20%, 6/1/20, resets off the remarketing agent (AGM)	5,305,000	5,312,109
University of California Rev., VRDN, 1.40%, 5/15/21, resets off the remarketing agent	3,350,000	3,296,098
		375,397,487
Colorado — 3.3%
Adams County COP, 5.00%, 12/1/25	2,720,000	3,191,947
Adams County COP, 4.00%, 12/1/26	2,250,000	2,449,890
Adams County COP, 4.00%, 12/1/27	1,310,000	1,417,813
Aurora Rev., (Children's Hospital Colorado Obligated Group), 5.00%, 12/1/40	1,250,000	1,320,638
City & County of Denver Airport System Rev., 5.00%, 11/15/21	2,500,000	2,713,500
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	8,264,025
City & County of Denver Airport System Rev., VRDN, 1.96%, 3/1/18, resets monthly off the 1-month LIBOR plus 0.86%	3,855,000	3,873,581

Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/21	1,865,000	1,974,755
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/22	2,100,000	2,247,399
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/23	2,085,000	2,242,960
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/22	1,935,000	2,155,513
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/23	2,060,000	2,322,073
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/24	2,165,000	2,456,344
Colorado Health Facilities Authority Rev., (Adventist Health System/Sunbelt Obligated Group), VRDN, 5.00%, 11/15/23, resets off the remarketing agent	2,000,000	2,282,400
Colorado Health Facilities Authority Rev., (Catholic Health Initiatives), 6.00%, 10/1/23	1,500,000	1,534,350
Colorado Health Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,250,000	1,364,862
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/18	200,000	201,122
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/19	250,000	258,255
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/20	690,000	729,158
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/21	325,000	350,054
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/22	400,000	437,636
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	800,000	886,672
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	515,000	572,881
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	390,940
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	437,584
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 3.125%, 5/15/27	1,250,000	1,236,638
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	450,864
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	250,000	285,000
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,451,470
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	673,440
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	786,524
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	800,887
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	555,865
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,092,060
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,088,080
Colorado High Performance Transportation Enterprise Rev., 5.00%, 12/31/47	1,800,000	1,955,862
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/28	2,300,000	2,664,918
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/30	2,000,000	2,297,360
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/31	1,500,000	1,711,890
E-470 Public Highway Authority Rev., VRDN, 1.99%, 3/1/18, resets weekly off 67% of the 1-month LIBOR plus 0.90%	2,500,000	2,506,325
E-470 Public Highway Authority Rev., VRDN, 2.12%, 3/1/18, resets weekly off 67% of the 1-month LIBOR plus 1.05%	1,000,000	1,018,140
Jefferson County School District R-1 COP, 5.00%, 12/15/22	1,000,000	1,128,450
Jefferson County School District R-1 COP, 5.00%, 12/15/23	200,000	228,626
Park Creek Metropolitan District Rev., 5.00%, 12/1/45	3,875,000	4,288,385
Park Creek Metropolitan District Tax Allocation, 5.00%, 12/1/37	1,000,000	1,110,280
Park Creek Metropolitan District Tax Allocation, 5.00%, 12/1/41	3,000,000	3,315,750
Park Creek Metropolitan District Tax Allocation, 5.00%, 12/1/46	2,250,000	2,478,780
Regional Transportation District COP, 5.50%, 6/1/21	170,000	183,943
Regional Transportation District Rev., 5.00%, 11/1/25	9,800,000	11,060,770
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.25%, 7/15/19	3,600,000	3,770,676
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.25%, 1/15/20	4,835,000	5,132,836
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/20	2,895,000	3,099,126
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/21	1,400,000	1,498,378
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/21	1,400,000	1,496,348

Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/22	1,400,000	1,495,676
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/22	1,500,000	1,600,365
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,220,000	1,322,297
University of Colorado Rev., 5.25%, 6/1/19, Prerefunded at 100% of Par(2)	1,400,000	1,464,946
		112,327,307
Connecticut — 2.0%
Bridgeport GO, 5.00%, 8/15/26	3,000,000	3,333,720
Bridgeport GO, 5.00%, 8/15/27	5,000,000	5,573,550
Connecticut State Health & Educational Facility Authority Rev., (Yale University), VRDN, 1.80%, 2/9/21, resets off the remarketing agent	9,000,000	8,982,000
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/19	1,000,000	1,027,180
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/20	1,000,000	1,043,670
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/21	1,000,000	1,055,500
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 5.00%, 7/1/22	2,665,000	2,939,069
Connecticut State Health & Educational Facility Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	6,024,927
Connecticut State Health & Educational Facility Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	691,206
Connecticut State Health & Educational Facility Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	572,515
Connecticut State Health & Educational Facility Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,252,867
Connecticut State Health & Educational Facility Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	395,633
Connecticut State Health & Educational Facility Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	450,784
Connecticut State Health & Educational Facility Authority Rev., (Yale University), VRDN, 1.375%, 7/11/18, resets off the remarketing agent	7,500,000	7,504,050
Connecticut State Health & Educational Facility Authority Rev., VRDN, 1.30%, 2/3/20, resets off the remarketing agent	5,000,000	4,967,050
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/22(1)	4,405,000	4,751,453
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(1)	5,000,000	5,369,550
New Haven GO, 5.00%, 8/1/23 (AGM)	10,000,000	11,119,100
State of Connecticut, Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,247,100
		69,300,924
District of Columbia — 0.6%
District of Columbia GO, 5.00%, 6/1/20	3,000,000	3,224,880
District of Columbia Rev., 5.00%, 12/1/19	5,000,000	5,292,550
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/23	1,000,000	1,132,340
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/24	1,000,000	1,149,930
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/25	1,750,000	2,034,725
District of Columbia Water & Sewer Authority Rev., 5.00%, 10/1/18, Prerefunded at 100% of Par (AGC)(2)	1,200,000	1,225,584
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/39	5,000,000	5,221,800
		19,281,809
Florida — 5.1%
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	3,083,712
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,119,960
Broward County Airport System Rev., 5.00%, 10/1/26	1,000,000	1,118,110
Broward County Educational Facilities Authority Rev., (Nova Southeastern University, Inc.), VRDN, 1.17%, 3/1/18, resets daily off the remarketing agent (LOC: Bank of America N.A.)	5,655,000	5,655,000
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/18	4,440,000	4,480,759
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	6,050,000	6,488,201
Escambia County Rev., (Gulf Power Co.), VRDN, 2.10%, 4/11/19, resets off the remarketing agent	1,500,000	1,500,810
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,131,810
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	844,868
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,401,500
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/29	1,965,000	2,194,040
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/32	2,215,000	2,439,003

Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/34	2,395,000	2,619,914
Florida Municipal Power Agency Rev., 5.25%, 10/1/19, Prerefunded at 100% of Par(2)	2,000,000	2,116,680
Fort Myers Rev., 4.00%, 12/1/29	170,000	179,619
Fort Myers Rev., 4.00%, 12/1/30	150,000	157,749
Fort Myers Rev., 4.00%, 12/1/31	650,000	682,214
Gainesville Utilities System Rev., 5.00%, 10/1/21	2,000,000	2,222,400
Gainesville Utilities System Rev., 5.00%, 10/1/22	1,000,000	1,131,610
Gainesville Utilities System Rev., 5.00%, 10/1/23	1,000,000	1,150,240
Gainesville Utilities System Rev., 5.00%, 10/1/24	2,000,000	2,333,300
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.375%, 6/1/18, Prerefunded at 100% of Par (AGM)(2)	2,000,000	2,019,840
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.50%, 6/1/18, Prerefunded at 100% of Par (AGM)(2)	1,000,000	1,010,230
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	1,940,523
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,435,575
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,599,650
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,931,225
Manatee County School District COP, 5.00%, 7/1/24 (BAM)	875,000	1,000,659
Manatee County School District COP, 5.00%, 7/1/25 (BAM)	1,400,000	1,615,824
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	873,630
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,380,422
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,796,525
Miami-Dade County Aviation Rev., 5.00%, 10/1/41	3,000,000	3,204,870
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/26	2,000,000	2,304,920
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/27	1,500,000	1,720,140
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/29	800,000	908,880
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,610,000	1,821,103
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,835,000	2,075,605
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,000,000	1,123,080
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,500,000	1,684,620
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/42	9,520,000	10,552,539
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,230,299
Monroe County School District Rev., 5.00%, 10/1/22 (AGM)	400,000	448,912
Monroe County School District Rev., 5.00%, 10/1/23 (AGM)	500,000	569,755
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	577,045
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	1,000,000	1,052,100
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 3.00%, 10/1/32	250,000	230,140
Orange County School Board COP, 5.00%, 8/1/22, Prerefunded at 100% of Par(2)	8,000,000	9,056,000
Orange County School Board COP, 5.00%, 8/1/22, Prerefunded at 100% of Par(2)	6,500,000	7,358,000
Orlando Rev., 5.00%, 11/1/31 (AGM)	5,000,000	5,751,800
Orlando Rev., 5.00%, 11/1/32 (AGM)	2,500,000	2,869,175
Orlando Utilities Commission Rev., 5.00%, 4/1/19, Prerefunded at 100% of Par(2)	945,000	980,721
Orlando Utilities Commission Rev., 5.00%, 10/1/19	1,500,000	1,581,435
Orlando Utilities Commission Rev., 5.00%, 10/1/21	4,745,000	5,272,644
Orlando Utilities Commission Rev., 5.00%, 10/1/22	1,750,000	1,981,945
Orlando Utilities Commission Rev., 5.00%, 10/1/33	1,265,000	1,309,073
Orlando-Orange County Expressway Authority Rev., (Central Florida Expressway Authority), 5.00%, 7/1/20, Prerefunded at 100% of Par(2)	1,880,000	2,025,606
Palm Beach County Health Facilities Authority Rev., (Bethesda Healthcare System Obligated Group), 5.25%, 7/1/20, Prerefunded at 100% of Par (AGM)(2)	5,850,000	6,343,447

Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,473,930
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	1,089,030
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	2,171,440
School District of Broward County COP, 5.00%, 7/1/22, Prerefunded at 100% of Par(2)	9,830,000	11,064,648
School District of Broward County COP, 5.00%, 7/1/26	2,170,000	2,398,805
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,486,030
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,804,253
South Lake County Hospital District Rev., (Southlake Hospital, Inc.), 6.25%, 4/1/39	3,250,000	3,375,157
Sunrise Utility System Rev., 5.20%, 10/1/20, Prerefunded at 100% of Par (Ambac)(2)	430,000	458,733
Sunrise Utility System Rev., 5.20%, 10/1/22 (Ambac)	570,000	582,677
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	871,704
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,078,430
Tampa Rev., 6.00%, 10/1/18 (Ambac)	50,000	51,351
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,166,920
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,394,856
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,192,220
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,246,351
		174,595,991
Georgia — 1.1%
Athens-Clarke County Unified Government Water & Sewerage Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(2)	1,200,000	1,242,300
Atlanta Tax Allocation, 5.00%, 1/1/20	625,000	661,075
Atlanta Tax Allocation, 5.00%, 1/1/20	1,000,000	1,057,720
Atlanta Tax Allocation, 5.00%, 1/1/20	950,000	1,004,834
Atlanta Tax Allocation, 5.00%, 1/1/21	200,000	211,544
Atlanta Tax Allocation, 5.00%, 1/1/21	750,000	810,090
Atlanta Tax Allocation, 5.00%, 1/1/23	300,000	334,497
Atlanta Tax Allocation, 5.00%, 12/1/23	2,000,000	2,253,500
Atlanta Tax Allocation, 5.00%, 1/1/24	300,000	338,364
Atlanta Tax Allocation, 5.00%, 12/1/24	900,000	1,024,488
Atlanta Tax Allocation, 5.00%, 1/1/25	225,000	256,473
Atlanta Tax Allocation, 5.00%, 1/1/26	300,000	344,970
Atlanta Tax Allocation, 5.00%, 1/1/27	300,000	342,933
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,286,714
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,148,750
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/19, Prerefunded at 100% of Par(2)	4,000,000	4,173,280
Main Street Natural Gas, Inc. Rev., VRDN, 4.00%, 9/1/23, resets off the remarketing agent (LIQ FAC: Royal Bank of Canada)	12,500,000	13,457,500
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/27(1)	5,000,000	5,527,500
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/35	1,000,000	1,050,560
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/44	1,500,000	1,622,235
		38,149,327
Guam — 0.2%
Guam Government GO, 6.00%, 11/15/19	2,175,000	2,265,132
Guam Government Department of Education COP, 6.875%, 12/1/40	1,500,000	1,555,110
Guam Government Power Authority Rev., 5.00%, 10/1/20 (AGM)	1,000,000	1,073,790
Guam Government Power Authority Rev., 5.00%, 10/1/26 (AGM)	2,000,000	2,183,480
Guam Government Power Authority Rev., 5.00%, 10/1/27 (AGM)	1,000,000	1,088,470
		8,165,982
Hawaii — 0.7%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(2)	905,000	1,022,686

Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.50%, 7/1/40	2,500,000	2,657,275
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.75%, 7/1/40	1,000,000	1,068,770
State of Hawaii GO, 5.00%, 8/1/23(2)	3,695,000	4,256,936
State of Hawaii GO, 5.00%, 8/1/23	2,305,000	2,644,088
State of Hawaii GO, 5.00%, 12/1/23	10,000,000	11,169,700
		22,819,455
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (State Luke's Health System Obligated Group), 5.00%, 7/1/35 (AGM)	500,000	526,985
Idaho Housing & Finance Association Rev., 5.00%, 7/15/29	3,000,000	3,262,110
		3,789,095
Illinois — 10.3%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,322,462
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,882,374
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,039,890
Chicago GO, 5.00%, 1/1/25	10,000,000	10,859,500
Chicago GO, 6.00%, 1/1/38	5,000,000	5,677,750
Chicago Midway International Airport Rev., 5.00%, 1/1/19	800,000	823,344
Chicago Midway International Airport Rev., 5.00%, 1/1/21	800,000	865,936
Chicago Midway International Airport Rev., 5.00%, 1/1/22	600,000	662,304
Chicago O'Hare International Airport Rev., 5.00%, 1/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,091,670
Chicago O'Hare International Airport Rev., 5.00%, 1/1/23	1,500,000	1,691,430
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	4,000,000	4,579,000
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	10,462,332
Chicago O'Hare International Airport Rev., 5.75%, 1/1/39	320,000	351,462
Chicago Transit Authority Rev., 5.00%, 6/1/22	3,000,000	3,322,020
Chicago Transit Authority Rev., 5.00%, 6/1/23	4,150,000	4,652,731
Chicago Transit Authority Rev., 5.00%, 6/1/24	1,000,000	1,129,530
Chicago Transit Authority Rev., 5.00%, 6/1/25	2,000,000	2,267,080
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,622,296
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,214,356
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	3,798,423
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	3,555,000	3,936,985
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,093,340
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,081,730
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	817,514
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	816,095
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,464,128
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,622,737
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	4,208,437
Chicago Waterworks Rev., 5.00%, 11/1/24	10,000,000	11,309,100
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,705,650
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,294,880
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,545,155
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,785,059
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,762,874
Cook County GO, 5.00%, 11/15/21	600,000	659,634
Cook County GO, 5.00%, 11/15/25	3,600,000	4,134,456
Cook County GO, 5.00%, 11/15/27	2,800,000	3,205,244
Cook County GO, 5.00%, 11/15/28	4,150,000	4,726,850

Cook County GO, 5.00%, 11/15/29	3,100,000	3,515,772
Cook County GO, 5.00%, 11/15/30	2,500,000	2,823,150
Cook County GO, 5.00%, 11/15/31	2,350,000	2,646,170
Cook County GO, 5.00%, 11/15/34	2,000,000	2,224,880
Cook County GO, 5.00%, 11/15/35	1,800,000	1,996,686
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,130,170
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	2,040,678
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,338,988
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/22 (BAM)	2,000,000	2,234,780
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/23 (BAM)	3,000,000	3,400,800
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	4,000,000	4,585,120
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), 5.00%, 5/1/22	1,500,000	1,675,065
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/26	1,065,000	1,205,261
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/27	1,095,000	1,244,884
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/30	1,900,000	2,118,880
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/33	3,000,000	3,301,260
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/38	1,200,000	1,287,756
Illinois Finance Authority Rev., (Carle Foundation Obligated Group), 6.00%, 8/15/41	2,000,000	2,223,280
Illinois Finance Authority Rev., (CDH-Delnor Health System), 5.00%, 11/1/19, Prerefunded at 100% of Par(2)	3,340,000	3,530,747
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	1,057,860
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	2,098,260
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,181,880
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	544,200
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	338,883
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	250,000	267,708
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	250,000	266,465
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	250,000	265,435
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,565,775
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	780,960
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/23	1,175,000	1,316,023
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/24	1,235,000	1,394,599
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/25	1,295,000	1,462,172
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/29	1,575,000	1,755,936
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/36	2,000,000	2,156,320
Illinois Finance Authority Rev., (Illinois Wesleyan University), 4.00%, 9/1/41	2,550,000	2,441,191
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/24	2,000,000	2,256,220
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/26	2,715,000	3,072,973
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,112,700
Illinois Finance Authority Rev., (Presence Health Network Obligated Group), 4.00%, 2/15/36	7,600,000	7,611,248
Illinois Finance Authority Rev., (Presence Health Network Obligated Group), 5.00%, 2/15/41	1,500,000	1,642,650
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/24	245,000	271,281
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/25	700,000	779,625
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	359,135
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	753,853
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	802,253
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,000,000	5,632,900
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,475,000	6,168,025
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/20	1,045,000	1,103,447
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/22	825,000	895,793

Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/23	1,000,000	1,095,680
Illinois Finance Authority Rev., (University of Chicago Medical Center), VRDN, 1.17%, 3/1/18, resets daily off the remarketing agent (LOC: Bank of America N.A.)	1,600,000	1,600,000
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	1,250,000	1,488,400
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29	1,550,000	1,830,984
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,172,860
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,165,440
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33	1,200,000	1,383,096
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34	2,500,000	2,870,050
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/36	15,200,000	16,984,784
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,769,775
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	10,957,000
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/22	5,000,000	5,532,450
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/27	3,000,000	3,425,940
Regional Transportation Authority Rev., 7.20%, 11/1/20 (Ambac)	355,000	386,453
Springfield Electric Rev., 5.00%, 3/1/20	1,000,000	1,060,270
Springfield Electric Rev., 5.00%, 3/1/21	1,000,000	1,083,510
Springfield Electric Rev., 5.00%, 3/1/22	1,750,000	1,927,345
Springfield Electric Rev., 5.00%, 3/1/23	1,245,000	1,391,599
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,267,340
State of Illinois GO, 5.00%, 5/1/22	5,000,000	5,254,350
State of Illinois GO, 5.00%, 2/1/26	4,000,000	4,191,480
State of Illinois GO, 5.00%, 11/1/27	8,500,000	8,897,460
State of Illinois GO, 5.00%, 11/1/28	8,500,000	8,849,860
State of Illinois GO, 5.50%, 7/1/38	5,000,000	5,188,700
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,036,600
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,156,790
State of Illinois GO, 5.00%, 12/1/42	5,000,000	5,100,150
Village of Bellwood GO, 5.00%, 12/1/21 (AGM)	1,000,000	1,089,610
Village of Bellwood GO, 5.00%, 12/1/22 (AGM)	1,050,000	1,161,321
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	905,392
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,703,730
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,142,900
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,130,640
Village of Crestwood GO, 4.00%, 12/15/20 (BAM)	835,000	879,088
Village of Crestwood GO, 4.00%, 12/15/22 (BAM)	600,000	644,268
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	846,090
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,116,720
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	1,001,971
Village of Romeoville Rev., (Lewis University), VRDN, 1.10%, 3/1/18, resets daily off the remarketing agent (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/27 (AGM)	6,280,000	7,197,696
Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley Clg GO, 4.00%, 1/1/19 (AGM)	6,070,000	6,181,506
Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley Clg GO, 5.00%, 1/1/20 (AGM)	2,735,000	2,886,245
		352,321,398
Indiana — 1.3%
Indiana Finance Authority Rev., 5.00%, 2/1/23	1,735,000	1,954,026
Indiana Finance Authority Rev., 5.00%, 2/1/24	2,200,000	2,501,862
Indiana Finance Authority Rev., 5.00%, 2/1/26	3,030,000	3,526,314
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,297,710

Indiana Finance Authority Rev., 5.25%, 2/1/27	2,000,000	2,355,240
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,315,835
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,878,500
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/23	2,645,000	2,950,259
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/24	3,025,000	3,374,115
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/25	1,750,000	1,951,337
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	2,099,133
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,111,420
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,140,241
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,158,560
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/20	1,000,000	1,065,120
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,421,030
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,111,000
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,266,921
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,366,313
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,591,488
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,348,838
Indiana University Rev., 5.00%, 8/1/19	4,200,000	4,404,246
		44,189,508
Iowa — 0.1%
State of Iowa Rev., 5.00%, 6/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,608,300
Kansas — 0.1%
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/21	800,000	882,384
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23	895,000	1,020,112
		1,902,496
Kentucky — 1.9%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/20	400,000	412,352
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/21	535,000	557,716
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/36	2,000,000	1,989,820
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	2,250,000	2,424,937
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	3,926,754
Kenton County Airport Board Rev., 5.00%, 1/1/23	825,000	921,063
Kenton County Airport Board Rev., 5.00%, 1/1/24	750,000	850,245
Kenton County Airport Board Rev., 5.00%, 1/1/26	1,330,000	1,516,346
Kentucky Asset Liability Commission Rev., 5.00%, 9/1/20	4,135,000	4,460,921
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/21	750,000	805,673
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/22	1,000,000	1,087,900
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/23	1,620,000	1,778,630
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	2,000,000	2,213,020
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,501,362
Kentucky Economic Development Finance Authority Rev., (Baptist Health Louisville), 5.625%, 8/15/18, Prerefunded at 100% of Par(2)	625,000	637,013
Kentucky Economic Development Finance Authority Rev., (Baptist Health Louisville), 5.375%, 8/15/24	1,500,000	1,521,855
Kentucky Economic Development Finance Authority Rev., (Baptist Health Louisville), 5.375%, 8/15/18, Prerefunded at 100% of Par(2)	1,500,000	1,527,150
Kentucky Economic Development Finance Authority Rev., (Baptist Health Louisville), 5.625%, 8/15/27	625,000	635,000
Kentucky Economic Development Finance Authority Rev., (Louisville Arena Authority, Inc.), 4.00%, 12/1/41 (AGM)	250,000	249,228
Kentucky Public Energy Authority Rev., VRDN, 4.00%, 4/1/24, resets off the remarketing agent	17,000,000	18,221,450
Kentucky Turnpike Authority Rev., 5.00%, 7/1/19	1,000,000	1,045,780
Kentucky Turnpike Authority Rev., 5.00%, 7/1/20	1,500,000	1,612,605

Louisville/Jefferson County Metropolitan Government Rev., (Louisville Gas & Electric Co.), VRDN, 1.50%, 4/1/19, resets off the remarketing agent	5,000,000	4,988,250
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,698,000
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,700,940
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,252,823
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,273,020
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,535,278
		64,345,131
Louisiana — 1.2%
Louisiana Public Facilities Authority Rev., (Entergy Louisiana LLC), 3.375%, 9/1/28	10,000,000	10,086,700
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/45	6,000,000	6,474,540
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), 5.00%, 10/1/21	1,345,000	1,457,052
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/19(3)	1,000,000	955,510
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/20(3)	1,760,000	1,621,981
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/21(3)	1,000,000	889,410
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/22(3)	1,450,000	1,239,721
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/23(3)	1,000,000	821,710
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	990,000	1,120,680
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	990,000	1,115,681
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 3.00%, 5/15/31	1,485,000	1,406,978
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,635,100
New Orleans Sewerage Service Rev., 5.00%, 6/1/18	500,000	504,490
New Orleans Sewerage Service Rev., 5.00%, 6/1/19	350,000	364,273
New Orleans Sewerage Service Rev., 5.00%, 6/1/21	400,000	436,876
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	281,728
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	229,994
New Orleans Sewerage Service Rev., 5.00%, 6/1/45	1,660,000	1,821,418
Regional Transit Authority Rev., 5.00%, 12/1/19 (AGM)	1,000,000	1,058,330
Regional Transit Authority Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,353,562
		39,875,734
Maine — 0.1%
Portland General Airport Rev., 5.00%, 1/1/40 (AGM)	1,795,000	1,882,327
Maryland — 1.9%
Baltimore Rev., 4.25%, 6/1/26	2,135,000	2,197,790
Baltimore Rev., 4.00%, 9/1/27	400,000	413,944
Baltimore Rev., 4.75%, 6/1/31	1,500,000	1,547,415
Baltimore Rev., 5.00%, 9/1/38	1,600,000	1,709,744
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/21	1,000,000	1,100,130
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/22	500,000	559,405
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/23	1,520,000	1,722,388
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/24	850,000	976,149
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/25	2,000,000	2,320,580
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/28	2,850,000	3,320,592
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/29	1,000,000	1,157,680
Maryland Economic Development Corp. Rev., 4.00%, 7/1/24 (AGM)	300,000	327,474
Maryland Economic Development Corp. Rev., 4.00%, 7/1/25 (AGM)	330,000	360,185
Maryland Economic Development Corp. Rev., 4.00%, 7/1/26 (AGM)	375,000	409,676
Maryland Economic Development Corp. Rev., 5.00%, 6/1/35 (AGM)	1,230,000	1,388,363
Maryland Economic Development Corp. Rev., 5.00%, 6/1/43 (AGM)	1,000,000	1,124,120

Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.75%, 6/1/20, Prerefunded at 100% of Par(2)	1,000,000	1,091,450
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	567,320
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,241,720
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	228,684
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	199,792
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	137,508
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	148,179
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	198,266
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	280,678
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	334,533
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	359,957
Maryland Health & Higher Educational Facilities Authority Rev., 5.25%, 7/1/18, Prerefunded at 100% of Par(2)	775,000	784,912
Maryland Health & Higher Educational Facilities Authority Rev., 5.25%, 7/1/38	870,000	880,492
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/20	500,000	525,705
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/21	500,000	537,485
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	3,992,830
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/32	460,000	514,841
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/34	675,000	755,163
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 4.00%, 6/1/42	1,250,000	1,252,750
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/42	1,000,000	1,097,610
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,606,564
Maryland Stadium Authority Rev., 5.00%, 5/1/22	1,480,000	1,657,763
Maryland Stadium Authority Rev., 5.00%, 5/1/26	2,550,000	2,997,474
Prince County George's Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/20	1,260,000	1,332,664
Prince County George's Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/21	1,850,000	1,993,116
Prince County George's Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/22	1,945,000	2,117,502
Prince County George's Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/23	2,045,000	2,241,402
Prince County George's Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/24	2,150,000	2,358,507
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 2.50%, 11/1/24	4,000,000	4,006,800
State of Maryland GO, 5.25%, 8/15/18	4,000,000	4,071,800
		64,149,102
Massachusetts — 2.5%
Massachusetts GO, VRDN, 1.70%, 8/1/22, resets off the remarketing agent	5,500,000	5,391,705
Massachusetts Bay Transportation Authority Rev., 5.25%, 7/1/18, Prerefunded at 100% of Par(2)	2,485,000	2,517,628
Massachusetts Development Finance Agency Rev., (Bentley University), 5.00%, 7/1/40	1,100,000	1,236,895
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/22	570,000	624,127
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/23	400,000	445,224
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/25	525,000	595,985
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/26	550,000	629,541
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/28	4,540,000	5,261,769
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/29	3,765,000	4,329,148
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	1,505,000	1,723,677
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	475,000	535,624
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	2,000,000	2,279,760

Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/32	2,000,000	2,270,780
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(1)	1,000,000	1,072,320
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(1)	1,000,000	1,062,530
Massachusetts Development Finance Agency Rev., (President & Fellows of Harvard College), 5.50%, 11/15/18, Prerefunded at 100% of Par(2)	5,285,000	5,441,542
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/20	500,000	535,185
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/21	555,000	605,610
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/22	1,370,000	1,517,344
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/23	2,210,000	2,485,034
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/30	1,130,000	1,260,877
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/31	1,200,000	1,332,384
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/25	250,000	288,000
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/26	1,000,000	1,161,610
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/27	1,100,000	1,256,706
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	2,011,301
Massachusetts Health & Educational Facilities Authority Rev., (Foundation of Massachusetts Eye & Ear Obligated Group), 5.375%, 7/1/35	2,000,000	2,091,800
Massachusetts Health & Educational Facilities Authority Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/21	1,050,000	1,117,641
Massachusetts Port Authority Rev., 4.00%, 7/1/18	1,305,000	1,316,471
Massachusetts Port Authority Rev., 5.00%, 7/1/19	250,000	261,480
Massachusetts Port Authority Rev., 4.00%, 7/1/22	2,655,000	2,877,622
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	8,000,000	8,934,320
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	3,575,000	3,997,350
Massachusetts School Building Authority Rev., 5.00%, 10/15/32	6,630,000	7,328,338
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(2)	1,755,000	1,937,169
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,103,800
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/23	1,000,000	1,059,020
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/24	6,000,000	6,350,760
		86,248,077
Michigan — 4.7%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	870,000	940,052
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,596,508
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,711,537
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,801,865
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	1,974,011
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	2,094,110
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,939,672
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,585,905
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,706,947
Detroit City School District GO, 5.00%, 5/1/28 (Q-SBLF)	6,500,000	7,165,665
Detroit City School District GO, 5.00%, 5/1/31 (Q-SBLF)	5,000,000	5,485,000
Detroit Sewage Disposal System Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.25%, 7/1/39	19,250,000	20,833,120
Detroit Water Supply System Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/36	1,000,000	1,066,170
Lansing Board of Water & Light Rev., 5.00%, 7/1/27	5,000,000	5,475,750
Lincoln Consolidated School District GO, 5.00%, 5/1/21 (AGM Q-SBLF)	1,000,000	1,097,640
Lincoln Consolidated School District GO, 5.00%, 5/1/22 (AGM Q-SBLF)	500,000	558,780

Lincoln Consolidated School District GO, 5.00%, 5/1/23 (AGM Q-SBLF)	1,000,000	1,134,900
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	1,000,000	1,148,730
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,160,170
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,680,244
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,841,770
Michigan Finance Authority Rev., 5.00%, 10/1/27	3,030,000	3,377,874
Michigan Finance Authority Rev., 5.00%, 10/1/28	3,465,000	3,843,205
Michigan Finance Authority Rev., (Ascension Health Credit Group), VRDN, 1.10%, 8/15/19, resets off the remarketing agent	3,000,000	2,976,390
Michigan Finance Authority Rev., (Beaumont Health Obligated Group), 4.00%, 11/1/46	5,000,000	5,009,600
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,201,120
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,646,340
Michigan Finance Authority Rev., (Henry Ford Health System Obligated Group), 5.00%, 11/15/28	4,370,000	4,995,303
Michigan Finance Authority Rev., (Lawrence Technological University), 5.00%, 2/1/22	2,065,000	2,232,265
Michigan Finance Authority Rev., (Lawrence Technological University), 5.25%, 2/1/27	4,225,000	4,804,205
Michigan Finance Authority Rev., (Lawrence Technological University), 5.25%, 2/1/32	4,000,000	4,428,560
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/25	1,000,000	1,146,670
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/27	1,400,000	1,590,246
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/28	1,250,000	1,414,637
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/29	1,565,000	1,764,804
Michigan State Building Authority Rev., 5.25%, 10/15/20	4,000,000	4,233,080
Michigan State Building Authority Rev., 5.00%, 4/15/25	1,750,000	2,036,142
Michigan State Building Authority Rev., 5.00%, 4/15/26	750,000	881,573
Michigan State Hospital Finance Authority Rev., (Ascension Health Credit Group), VRDN, 1.625%, 11/1/19, resets off the remarketing agent	6,430,000	6,425,242
Michigan Strategic Fund Rev., (DTE Electric Co.), VRDN, 1.45%, 9/1/21, resets off the remarketing agent	2,500,000	2,428,175
Michigan Strategic Fund Rev., (DTE Electric Co.), VRDN, 1.45%, 9/1/21, resets off the remarketing agent	1,375,000	1,335,496
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,160,082
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,146,172
Saginaw Water Supply System Rev., 4.00%, 7/1/20 (AGM)	350,000	367,245
Saginaw Water Supply System Rev., 4.00%, 7/1/22 (AGM)	1,335,000	1,434,858
Saginaw Water Supply System Rev., 4.00%, 7/1/24 (AGM)	1,380,000	1,501,316
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,670,286
State of Michigan Rev., 5.00%, 3/15/25	11,000,000	12,748,780
Warren Consolidated Schools GO, 4.00%, 5/1/22 (AGM)	1,645,000	1,765,546
Warren Consolidated Schools GO, 4.00%, 5/1/26 (AGM)	1,100,000	1,207,492
Wayne County Airport Authority Rev., 5.00%, 12/1/30	1,000,000	1,125,850
Wayne County Airport Authority Rev., 5.00%, 12/1/31	650,000	730,113
Wayne County Airport Authority Rev., 5.00%, 12/1/32	1,175,000	1,317,527
Wayne County Airport Authority Rev., 5.00%, 12/1/34	1,150,000	1,285,769
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/21 (Q-SBLF)	510,000	554,375
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/23 (Q-SBLF)	1,070,000	1,199,352
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/24 (Q-SBLF)	2,000,000	2,271,680
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,783,381
		160,039,297
Minnesota — 0.8%
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/23	500,000	563,285
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	1,200,000	1,368,876
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	920,784
Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/32	1,000,000	1,114,190

Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/37	2,000,000	2,195,520
Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/47	4,500,000	4,896,180
Minnesota Higher Education Facilities Authority Rev., (College of State Benedict), 4.00%, 3/1/43	1,000,000	1,017,830
Rochester Rev., (Mayo Clinic), VRDN, 4.50%, 11/15/21, resets off the remarketing agent	6,000,000	6,575,340
State Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,320,620
State Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,145,890
State of Minnesota GO, 5.00%, 8/1/19	5,000,000	5,247,450
		27,365,965
Mississippi — 1.4%
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/20	645,000	685,035
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/21	1,000,000	1,082,050
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/22	1,000,000	1,096,800
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/23	1,500,000	1,659,945
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/30	2,000,000	2,190,840
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/31	1,000,000	1,091,670
Jackson Water & Sewer System Rev., 4.00%, 9/1/18 (BAM)	380,000	384,119
Jackson Water & Sewer System Rev., 4.00%, 9/1/20 (BAM)	625,000	650,950
Jackson Water & Sewer System Rev., 4.00%, 9/1/22 (BAM)	550,000	581,762
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	615,235
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 1.11%, 3/1/18, resets daily off the remarketing agent (GA: Chevron Corp.)	6,400,000	6,400,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 1.15%, 3/1/18, resets daily off the remarketing agent (GA: Chevron Corp.)	11,800,000	11,800,000
Mississippi Development Bank Rev., 5.00%, 7/1/19 (Ambac)	4,160,000	4,339,754
Mississippi Development Bank Rev., 6.875%, 12/1/40 (AGM)	4,250,000	5,193,585
State of Mississippi GO, 5.00%, 12/1/23, Prerefunded at 100% of Par(2)	5,000,000	5,795,700
State of Mississippi GO, VRDN, 1.39%, 3/1/18, resets monthly off the 1-month LIBOR plus 0.33%	3,000,000	3,000,330
		46,567,775
Missouri — 1.4%
Boone County Rev., (Boone County Hospital), 5.00%, 8/1/24	3,030,000	3,327,334
Boone County Rev., (Boone County Hospital), 5.00%, 8/1/26	3,340,000	3,674,200
Boone County Rev., (Boone County Hospital), 5.00%, 8/1/28	1,685,000	1,866,491
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHealth Obligated Group), 5.00%, 3/1/22	1,170,000	1,268,081
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHealth Obligated Group), 5.00%, 3/1/23	600,000	657,054
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHealth Obligated Group), 5.00%, 3/1/24	1,000,000	1,104,980
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHealth Obligated Group), 5.00%, 3/1/26	805,000	898,702
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHealth Obligated Group), 5.00%, 3/1/27	1,100,000	1,232,726
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHealth Obligated Group), 5.00%, 3/1/30	1,355,000	1,497,505
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHealth Obligated Group), 5.00%, 3/1/31	1,255,000	1,379,898
Health & Educational Facilities Authority of the State of Missouri Rev., (Webster University), 5.00%, 4/1/25	3,270,000	3,695,460
Health & Educational Facilities Authority of the State of Missouri Rev., (Webster University), 5.00%, 4/1/26	3,130,000	3,554,522
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/20(4)	400,000	414,180
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/22(4)	450,000	485,825
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/24(4)	600,000	667,002
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26(4)	540,000	611,307
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28(4)	250,000	287,470
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29(4)	500,000	571,490
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31(4)	525,000	594,227
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33(4)	475,000	533,211
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/19	1,475,000	1,523,881

Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/23	1,790,000	1,940,539
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/24	380,000	413,060
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/25	975,000	1,061,522
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/26	1,000,000	1,088,980
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/27	1,100,000	1,199,858
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/28	1,135,000	1,251,542
Missouri Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 1.15%, 3/1/18, resets daily off the remarketing agent (LOC: Commerce Bank)	5,400,000	5,400,000
Missouri Highway & Transportation Commission Rev., 5.00%, 5/1/18	2,700,000	2,716,416
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/22	335,000	373,840
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/23	295,000	335,403
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 7/1/23	400,000	459,504
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/24	695,000	804,629
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/25	995,000	1,168,697
State Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	987,610
		49,047,146
Nebraska — 0.3%
Central Plains Energy Project Rev., 5.00%, 9/1/22	2,500,000	2,773,275
Central Plains Energy Project Rev., 5.00%, 9/1/31	2,000,000	2,334,620
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,469,779
		9,577,674
Nevada — 0.5%
Carson Tahoe Regional Healthcare Rev., 5.00%, 9/1/30	750,000	844,755
Carson Tahoe Regional Healthcare Rev., 5.00%, 9/1/32	735,000	822,803
Carson Tahoe Regional Healthcare Rev., 5.00%, 9/1/34	765,000	849,854
Clark County Rev., (Nevada Power Co.), VRDN, 1.60%, 5/21/20, resets off the remarketing agent	1,500,000	1,486,695
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/21	1,320,000	1,382,304
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/22	2,150,000	2,265,756
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/24	1,890,000	1,988,261
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/29	1,270,000	1,442,136
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/32	1,840,000	2,050,662
Las Vegas Convention & Visitors Authority Rev., 4.00%, 7/1/32	3,810,000	3,957,675
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/22	890,000	992,528
		18,083,429
New Jersey — 5.3%
New Jersey Economic Development Authority Rev., 5.00%, 9/1/18, Prerefunded at 100% of Par(2)	110,000	111,956
New Jersey Economic Development Authority Rev., 5.25%, 12/15/20 (Ambac)	5,000,000	5,377,450
New Jersey Economic Development Authority Rev., 4.00%, 7/1/22	3,000,000	3,113,460
New Jersey Economic Development Authority Rev., 5.00%, 6/15/23	2,335,000	2,549,680
New Jersey Economic Development Authority Rev., 5.00%, 7/1/23 (BAM)	2,625,000	2,931,075
New Jersey Economic Development Authority Rev., 5.00%, 6/15/24	4,015,000	4,416,179
New Jersey Economic Development Authority Rev., 5.00%, 6/15/25	5,000,000	5,443,200
New Jersey Economic Development Authority Rev., 5.00%, 6/15/26	5,000,000	5,402,100
New Jersey Economic Development Authority Rev., 5.50%, 6/15/27	5,000,000	5,750,500
New Jersey Economic Development Authority Rev., 5.00%, 7/1/27 (BAM)	3,000,000	3,450,780

New Jersey Economic Development Authority Rev., 5.00%, 7/1/28 (BAM)	6,000,000	6,839,040
New Jersey Economic Development Authority Rev., 5.00%, 7/1/33	1,000,000	1,077,180
New Jersey Economic Development Authority Rev., 5.25%, 6/15/40	3,500,000	3,705,870
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/24 (AGM)	1,000,000	1,130,750
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,146,946
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,149,850
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,273,569
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/30	575,000	601,950
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/31	500,000	521,585
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/32	1,000,000	1,039,490
New Jersey Educational Facilities Authority Rev., (College of State Elizabeth), 5.00%, 7/1/21	1,115,000	1,184,777
New Jersey Educational Facilities Authority Rev., (College of State Elizabeth), 5.00%, 7/1/26	2,105,000	2,255,865
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/25 (AGM)	2,360,000	2,725,517
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/26 (AGM)	1,500,000	1,746,060
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	2,575,000	2,966,374
New Jersey Health Care Facilities Financing Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/20, Prerefunded at 100% of Par(2)	1,250,000	1,325,875
New Jersey Health Care Facilities Financing Authority Rev., (RWJ Barnabas Health Obligated Group), 5.00%, 1/1/20, Prerefunded at 100% of Par(2)	1,925,000	2,038,248
New Jersey Health Care Facilities Financing Authority Rev., (State Joseph's Healthcare System Obligated Group), 5.00%, 7/1/25	1,750,000	1,957,935
New Jersey Health Care Facilities Financing Authority Rev., (State Joseph's Healthcare System Obligated Group), 5.00%, 7/1/27	2,000,000	2,230,360
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26	1,500,000	1,706,595
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,500,000	1,690,170
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	4,200,000	4,437,510
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/21 (NATL)	6,850,000	7,523,629
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/23	3,000,000	3,239,880
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,467,244
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,218,620
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/30	5,000,000	5,310,650
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,306,110
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/42	12,980,000	13,456,236
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,154,050
New Jersey Turnpike Authority Rev., 5.00%, 1/1/20	10,000,000	10,607,000
New Jersey Turnpike Authority Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(2)	180,000	203,407
New Jersey Turnpike Authority Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(2)	14,940,000	16,882,798
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	5,933,720
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	5,860,043
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,123,915
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,536,906
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,791,676
Tobacco Settlement Financing Corp. Rev., 4.625%, 6/1/26	5,000,000	5,017,550
		179,931,330
New Mexico — 0.5%
Farmington Rev., (Public Service Co. of New Mexico), VRDN, 2.125%, 6/1/22, resets off the remarketing agent	3,000,000	2,946,570
New Mexico Finance Authority Rev., 5.00%, 6/15/18	3,000,000	3,032,220
New Mexico Finance Authority Rev., 4.00%, 6/15/19	2,000,000	2,064,980
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23	1,625,000	1,849,770

New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/26	1,000,000	1,157,940
New Mexico Municipal Energy Acquisition Authority Rev., VRDN, 5.00%, 8/1/19, resets off the remarketing agent (SBBPA: Royal Bank of Canada)	5,000,000	5,226,600
		16,278,080
New York — 10.5%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	459,404
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	398,437
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	396,816
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 6.25%, 1/15/20, Prerefunded at 100% of Par(2)	3,700,000	4,015,536
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,124,240
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,604,395
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,235,610
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,442,483
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/21	430,000	466,142
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/22	1,365,000	1,504,189
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/24	1,500,000	1,693,875
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/26	830,000	949,553
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	2,078,620
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	1,009,674
Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 5.00%, 11/1/25	1,305,000	1,449,424
Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 5.00%, 11/1/26	1,375,000	1,531,200
Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 5.00%, 11/1/27	1,440,000	1,606,982
Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 5.00%, 11/1/37	2,000,000	2,187,420
Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 4.00%, 11/1/47	1,500,000	1,437,045
Long Island Power Authority Rev., 5.00%, 5/1/21	2,385,000	2,610,931
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	12,733,788
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	3,901,695
Metropolitan Transportation Authority Rev., 5.00%, 11/15/19	1,750,000	1,852,865
Metropolitan Transportation Authority Rev., 5.25%, 11/15/19 (NATL)	4,900,000	5,208,504
Metropolitan Transportation Authority Rev., 5.00%, 11/15/21, Prerefunded at 100% of Par(2)	805,000	899,612
Metropolitan Transportation Authority Rev., 5.00%, 11/15/21, Prerefunded at 100% of Par(2)	1,295,000	1,447,201
Metropolitan Transportation Authority Rev., 5.00%, 11/15/22, Prerefunded at 100% of Par(2)	5,000,000	5,701,300
Metropolitan Transportation Authority Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(2)	4,595,000	5,280,160
Metropolitan Transportation Authority Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(2)	10,360,000	11,904,780
Metropolitan Transportation Authority Rev., 6.25%, 11/15/23	960,000	992,976
Metropolitan Transportation Authority Rev., 5.00%, 11/15/43	5,250,000	5,821,462
Metropolitan Transportation Authority Rev., VRDN, 1.46%, 3/1/18, resets weekly off the MUNIPSA plus 0.37%	1,000,000	1,000,000
Metropolitan Transportation Authority Rev., VRDN, 1.54%, 3/1/18, resets weekly off the MUNIPSA plus 0.45%	7,000,000	6,991,530
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/21	120,000	125,059
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/23	100,000	104,118
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/22	850,000	942,948
New York City GO, 5.00%, 8/1/18	5,000,000	5,077,950
New York City GO, 5.00%, 8/1/18	4,095,000	4,158,841
New York City GO, 5.00%, 8/1/18	5,000,000	5,077,950
New York City GO, 5.00%, 8/1/19	4,555,000	4,778,468
New York City GO, 5.00%, 10/1/19	5,000,000	5,271,450
New York City GO, 5.00%, 8/1/22	7,565,000	8,525,906
New York City GO, 5.00%, 8/1/25	1,700,000	1,991,822

New York City GO, 5.00%, 8/1/26	5,370,000	6,217,440
New York City GO, 5.00%, 8/1/36	4,600,000	5,139,304
New York City GO, VRDN, 1.10%, 3/1/18, resets daily off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
New York City GO, VRDN, 1.11%, 3/1/18, resets daily off the remarketing agent (LOC: Bank of America N.A.)	4,800,000	4,800,000
New York City GO, VRDN, 1.11%, 3/1/18, resets daily off the remarketing agent (SBBPA: Bank of America N.A.)	2,025,000	2,025,000
New York City GO, VRDN, 1.12%, 3/1/18, resets daily off the remarketing agent (LIQ FAC: Barclays Bank plc)	15,550,000	15,550,000
New York City Transitional Finance Authority Building Aid Rev., 5.50%, 1/15/39	2,000,000	2,067,220
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	5,000,000	5,829,350
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/28	10,000,000	11,328,100
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	11,572,200
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/39	4,200,000	4,524,030
New York City Water & Sewer System Rev., 5.00%, 6/15/39	5,070,000	5,275,893
New York City Water & Sewer System Rev., 5.00%, 6/15/39	7,010,000	7,294,676
New York City Water & Sewer System Rev., VRDN, 1.10%, 3/1/18, resets daily off the remarketing agent (SBBPA: JPMorgan Chase Bank N.A.)	1,400,000	1,400,000
New York City Water & Sewer System Rev., VRDN, 1.11%, 3/1/18, resets daily off the remarketing agent (SBBPA: Bank of America N.A.)	12,500,000	12,500,000
New York Convention Center Development Corp. Rev., Capital Appreciation, 0.00%, 11/15/37(3)	3,000,000	1,358,910
New York Counties Tobacco Trust Rev., 5.00%, 6/1/36	550,000	602,030
New York Counties Tobacco Trust Rev., 5.00%, 6/1/41	400,000	433,392
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	9,795,000	12,060,290
New York Power Authority Rev., 5.00%, 11/15/22	1,000,000	1,137,360
New York State Dormitory Authority Rev., 5.75%, 3/15/19, Prerefunded at 100% of Par(2)	10,000,000	10,449,000
New York State Dormitory Authority Rev., 5.00%, 2/15/27	8,235,000	9,129,650
New York State Dormitory Authority Rev., 5.00%, 2/15/39	235,000	242,048
New York State Dormitory Authority Rev., (Brooklyn Law School), 5.75%, 7/1/33	1,000,000	1,040,890
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 5.50%, 5/1/19, Prerefunded at 100% of Par(2)	1,450,000	1,515,613
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/20(1)	800,000	831,216
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/21(1)	1,100,000	1,151,799
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/22(1)	900,000	986,148
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/24(1)	2,600,000	2,905,266
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/25(1)	1,300,000	1,462,227
New York State Thruway Authority Rev., 5.00%, 5/1/19	12,000,000	12,481,080
New York State Thruway Authority Rev., 5.00%, 1/1/24	3,330,000	3,687,442
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,770,100
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	11,506,300
Niagara Falls Bridge Commission Rev., 4.00%, 10/1/19 (AGC)	1,365,000	1,397,596
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/20	850,000	892,075
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/42	2,850,000	3,128,246
State of New York GO, 5.00%, 2/15/39	2,000,000	2,062,280
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 4.00%, 7/1/29	500,000	506,520
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	792,955
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,069,230
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,100,000	1,160,929
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	3,000,000	3,645,390
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	2,500,000	3,059,950
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	804,223
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	3,030,000	3,422,536
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	3,910,000	4,004,387

TSASC, Inc. Rev., 5.00%, 6/1/20	2,000,000	2,132,960
TSASC, Inc. Rev., 5.00%, 6/1/20	1,000,000	1,062,620
TSASC, Inc. Rev., 5.00%, 6/1/21	2,000,000	2,185,040
TSASC, Inc. Rev., 5.00%, 6/1/21	1,000,000	1,061,430
TSASC, Inc. Rev., 5.00%, 6/1/22	1,000,000	1,112,480
TSASC, Inc. Rev., 5.00%, 6/1/22	1,300,000	1,399,671
TSASC, Inc. Rev., 5.00%, 6/1/23	2,000,000	2,268,600
TSASC, Inc. Rev., 5.00%, 6/1/24	1,000,000	1,093,430
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,710,910
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/25	1,000,000	1,137,450
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/28	1,000,000	1,118,550
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/29	1,000,000	1,112,100
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/30	1,000,000	1,106,400
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/20	500,000	537,020
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/21	500,000	549,735
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/22	1,935,000	2,162,653
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/23	2,000,000	2,269,640
		357,233,341
North Carolina — 0.6%
Charlotte GO, 5.00%, 8/1/19	2,000,000	2,030,500
Greensboro Combined Water & Sewer System Rev., 5.25%, 6/1/20	2,060,000	2,226,221
North Carolina Capital Facilities Finance Agency Rev., (Meredith College), 4.00%, 6/1/34	1,000,000	1,018,170
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,750,000	1,980,965
North Carolina Medical Care Commission Rev., (Mission Health System, Inc.), 5.00%, 10/1/26	905,000	1,074,887
North Carolina Medical Care Commission Rev., (Mission Health System, Inc.), 5.00%, 10/1/27	965,000	1,149,450
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/37	1,100,000	1,203,653
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/19, Prerefunded at 100% of Par(2)	1,280,000	1,318,541
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/28	4,050,000	4,479,988
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/30	520,000	533,816
North Carolina Turnpike Authority Rev., 5.00%, 1/1/19	350,000	358,803
North Carolina Turnpike Authority Rev., 5.00%, 1/1/20	800,000	841,576
North Carolina Turnpike Authority Rev., 5.00%, 1/1/21	790,000	851,486
North Carolina Turnpike Authority Rev., 5.00%, 1/1/22	700,000	769,979
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/20	450,000	482,004
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/21	360,000	395,035
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/22	760,000	850,311
		21,565,385
Ohio — 2.2%
Allen County Rev., (Mercy Health), VRDN, 1.14%, 3/1/18, resets daily off the remarketing agent (LOC: Union Bank N.A.)	1,500,000	1,500,000
Buckeye Tobacco Settlement Financing Authority Rev., 5.875%, 6/1/30	5,000,000	4,846,450
Cleveland COP, 5.00%, 11/15/19	2,450,000	2,574,901
Cleveland Rev., 5.00%, 5/15/21	1,475,000	1,616,866
Cleveland Rev., 5.00%, 5/15/23	1,305,000	1,477,482
Cleveland Airport System Rev., 5.00%, 1/1/22 (AGM)	1,635,000	1,806,054
Cleveland Airport System Rev., 5.00%, 1/1/23 (AGM)	1,510,000	1,695,337
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)	1,075,000	1,222,436

Cleveland Airport System Rev., 5.00%, 1/1/25 (AGM)	4,000,000	4,387,560
Cleveland Airport System Rev., 5.00%, 1/1/25	2,500,000	2,736,450
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	3,560,000	3,895,352
Cleveland Airport System Rev., 5.00%, 1/1/26	2,530,000	2,753,804
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	834,645
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,451,400
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/44	2,250,000	2,335,905
Cuyahoga County Rev., 5.00%, 12/1/20	1,400,000	1,515,990
Cuyahoga County Rev., 5.00%, 12/1/24	500,000	567,945
Cuyahoga County Rev., 5.00%, 12/1/25	370,000	418,796
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/23	1,500,000	1,634,940
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,750,000	1,922,463
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,490,643
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,215,440
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,776,576
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	1,938,877
Kent State University Rev., 4.00%, 5/1/23	1,800,000	1,949,058
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	4,889,328
Ohio Higher Educational Facility Commission Rev., 5.00%, 10/1/19	3,480,000	3,667,259
Ohio Higher Educational Facility Commission Rev., (Case Western Reserve University), 6.50%, 10/1/20	405,000	432,212
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/21	1,055,000	1,164,667
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/22	1,090,000	1,222,642
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/23	1,170,000	1,328,991
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/24	1,230,000	1,409,924
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/25	1,290,000	1,483,461
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/28	1,505,000	1,704,051
Ohio Water Development Authority Rev., 5.00%, 6/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,018,500
		73,886,405
Oklahoma — 0.3%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,761,330
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,152,260
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,144,150
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/23	250,000	280,475
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/24	1,665,000	1,890,641
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/26	500,000	576,490
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/28	600,000	683,910
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/29	1,000,000	1,134,690
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/22	1,270,000	1,389,304
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/24	1,000,000	1,113,550
		11,126,800
Oregon — 0.8%
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 3.00%, 11/15/22	2,500,000	2,504,050
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/32	500,000	546,495
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/37	500,000	540,690
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	1,500,000	1,608,330
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/52	1,500,000	1,602,135
Forest Grove Rev., (Oak Tree Foundation, Inc.), 3.00%, 3/1/18	175,000	175,000
Forest Grove Rev., (Oak Tree Foundation, Inc.), 4.00%, 3/1/19	320,000	327,632
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/22	1,040,000	1,138,727

Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/23	350,000	387,051
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/24	250,000	277,982
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/25	200,000	223,206
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/22	325,000	349,905
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/23	600,000	649,410
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/24	475,000	516,786
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/25	275,000	299,879
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	261,365
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	231,430
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	305,137
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	269,453
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	228,036
Oregon Health & Science University Rev., 5.75%, 7/1/19, Prerefunded at 100% of Par(2)	3,200,000	3,377,984
State of Oregon GO, 5.00%, 5/1/19	1,080,000	1,123,816
State of Oregon GO, 5.00%, 5/1/20	1,870,000	2,007,146
State of Oregon GO, 5.00%, 8/1/20	1,000,000	1,081,170
State of Oregon GO, 5.00%, 5/1/21	1,500,000	1,652,295
State of Oregon GO, 5.00%, 8/1/21	750,000	831,480
State of Oregon GO, 5.00%, 8/1/22	700,000	791,448
State of Oregon GO, 5.00%, 8/1/23	1,340,000	1,540,075
State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,167,930
		26,016,043
Pennsylvania — 6.5%
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,285,682
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,087,680
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	624,168
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/33	400,000	414,696
Allegheny County Higher Education Building Authority Rev., (Robert Morris University), 5.00%, 10/15/37	1,000,000	1,087,480
Allegheny County Higher Education Building Authority Rev., (Robert Morris University), 5.00%, 10/15/47	1,625,000	1,753,635
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 9/1/18	1,500,000	1,526,355
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRDN, 2.59%, 3/1/18, resets weekly off the MUNIPSA plus 1.50%	2,500,000	2,543,300
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	863,565
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	459,768
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/32	250,000	257,703
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/34	200,000	204,802
Coatesville School District GO, 4.00%, 8/1/20	250,000	260,460
Coatesville School District GO, 5.00%, 8/1/21	1,000,000	1,085,740
Coatesville School District GO, 5.00%, 8/1/22	875,000	964,705
Coatesville School District GO, 5.00%, 8/1/24	1,000,000	1,128,940
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	2,818,150
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	2,000,000	2,245,360
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	2,000,000	2,236,260
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,532,304
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,674,092
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,156,370
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,634,221
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/24	525,000	600,821
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/25	750,000	864,743
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	650,000	753,376

Doylestown Hospital Authority Rev., (Doylestown Hospital), 4.00%, 7/1/19 (GA: Doylestown Health Foundation)	1,105,000	1,126,238
Doylestown Hospital Authority Rev., (Doylestown Hospital), 5.00%, 7/1/22 (GA: Doylestown Health Foundation)	1,820,000	1,968,257
Doylestown Hospital Authority Rev., (Doylestown Hospital), 5.00%, 7/1/41 (GA: Doylestown Health Foundation)	3,000,000	3,151,920
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,155,669
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,209,033
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,261,688
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,316,414
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,377,079
Geisinger Authority Rev., (Geisinger Health System Obligated Group), VRN, 1.96%, 5/1/18, resets quarterly off the 3-month LIBOR plus 0.77%	5,000,000	4,399,400
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/44	5,000,000	5,421,150
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,201,820
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/30	2,500,000	2,739,875
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/31	1,250,000	1,364,800
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/32	1,000,000	1,084,480
Luzerne County GO, 5.00%, 12/15/21 (AGM)	1,200,000	1,321,380
Luzerne County GO, 5.00%, 12/15/24 (AGM)	1,100,000	1,248,577
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,136,420
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	1,027,836
Luzerne County Industrial Development Authority Rev., 5.00%, 12/15/27 (AGM)	1,000,000	1,102,840
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 4.00%, 7/1/19	1,400,000	1,437,856
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/21	700,000	762,622
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/24	530,000	599,160
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.00%, 3/1/25	1,510,000	1,730,566
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.25%, 3/1/31	1,300,000	1,483,404
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.00%, 3/1/37	1,525,000	1,671,110
Pennsylvania GO, 5.375%, 7/1/18 (AGM)	1,070,000	1,084,413
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	6,913,153
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	5,768,350
Pennsylvania Economic Development Financing Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 6.25%, 10/15/19, Prerefunded at 100% of Par(2)	3,950,000	4,209,594
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/24	470,000	535,856
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/25	700,000	806,176
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/26	675,000	783,216
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/27	750,000	859,043
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University-of The Commonwealth System of Higher Education), 5.00%, 4/1/25	1,000,000	1,104,980
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University-of The Commonwealth System of Higher Education), 5.00%, 4/1/26	1,000,000	1,102,110
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University-of The Commonwealth System of Higher Education), 5.00%, 4/1/27	1,250,000	1,374,062
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 8/15/20	1,600,000	1,728,320
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania), 5.00%, 9/1/19(2)	1,000,000	1,051,930
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(2)	945,000	1,110,044
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	2,118,157
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,140,960
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	6,505,000	7,176,966
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	5,000,000	5,543,700

Pennsylvania Turnpike Commission Rev., Capital Appreciation, 0.00%, 12/1/21(5)	2,000,000	1,793,840
Pennsylvania Turnpike Commission Rev., VRN, 1.77%, 3/1/18, resets weekly off the MUNIPSA plus 0.68%	3,945,000	3,950,681
Philadelphia GO, 5.00%, 8/1/20	2,500,000	2,684,425
Philadelphia GO, 5.00%, 8/1/21	3,000,000	3,292,380
Philadelphia GO, 5.00%, 8/1/22	2,500,000	2,782,850
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/24 (AGM)	1,305,000	1,479,492
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/27 (AGM)	1,000,000	1,148,230
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/29 (AGM)	1,465,000	1,669,543
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/30 (AGM)	2,960,000	3,358,061
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/31 (AGM)	1,610,000	1,821,039
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/32 (AGM)	1,800,000	2,031,354
Philadelphia Municipal Authority Rev., 5.00%, 4/1/20	600,000	637,380
Philadelphia Municipal Authority Rev., 5.00%, 4/1/21	1,000,000	1,085,120
Philadelphia Municipal Authority Rev., 5.00%, 4/1/22	715,000	788,595
Philadelphia Municipal Authority Rev., 5.00%, 4/1/23	1,260,000	1,407,483
Philadelphia Municipal Authority Rev., 5.00%, 4/1/24	1,500,000	1,693,140
Philadelphia Municipal Authority Rev., 5.00%, 4/1/25	1,700,000	1,929,313
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	1,994,072
Philadelphia Water & Wastewater Rev., 5.25%, 1/1/19, Prerefunded at 100% of Par(2)	1,665,000	1,717,864
Pittsburgh GO, 5.00%, 9/1/25	3,000,000	3,353,730
Pittsburgh GO, 5.00%, 9/1/26	1,000,000	1,117,450
Pittsburgh Water & Sewer Authority Rev., VRDN, 1.75%, 3/1/18, resets monthly off the 1-month LIBOR plus 0.64% (AGM)	5,000,000	5,016,350
Reading GO, 4.00%, 11/1/20 (BAM)	1,170,000	1,225,411
Reading GO, 5.00%, 11/1/22 (BAM)	425,000	470,105
Reading GO, 5.00%, 11/1/23 (BAM)	1,345,000	1,503,414
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,386,210
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	1,991,616
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,767,786
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,860,515
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,136,100
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	2,029,786
Reading School District GO, 5.00%, 3/1/21	425,000	460,619
Reading School District GO, 5.00%, 3/1/23	670,000	749,898
Reading School District GO, 5.00%, 3/1/28	1,025,000	1,181,230
Reading School District GO, 5.00%, 3/1/35	2,000,000	2,241,320
Reading School District GO, 5.00%, 3/1/37	1,500,000	1,673,610
Reading School District GO, 5.00%, 3/1/38	1,500,000	1,671,150
School District of Philadelphia GO, 5.00%, 9/1/22	5,000,000	5,488,400
School District of Philadelphia GO, 5.00%, 9/1/23	5,000,000	5,538,050
Scranton School District GO, 4.00%, 6/1/18	350,000	351,628
Scranton School District GO, 5.00%, 6/1/19	425,000	439,335
Scranton School District GO, 5.00%, 6/1/20	630,000	664,751
Scranton School District GO, 5.00%, 6/1/21	1,355,000	1,452,966
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,465,049
Scranton School District GO, 5.00%, 12/1/32	1,000,000	1,132,640
Scranton School District GO, 5.00%, 12/1/34	1,650,000	1,854,270
Scranton School District GO, 5.00%, 12/1/35	750,000	840,218
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	4,202,478
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/23	500,000	562,240

Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/24	600,000	680,496
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/25	625,000	712,750
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/26	920,000	1,037,410
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/27	805,000	902,816
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/28	785,000	876,217
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/29	1,000,000	1,111,670
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/30	700,000	775,019
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/31	700,000	772,926
Township of Exeter GO, 5.30%, 7/15/19 (Ambac)	1,830,000	1,923,110
		221,660,601
Rhode Island — 0.4%
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	1,635,000	1,873,759
Providence Public Building Authority Rev., 5.00%, 9/15/29 (AGM)	1,810,000	2,053,626
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,000,000	2,241,440
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/24	1,000,000	1,157,790
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	520,556
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	572,020
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	566,510
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/23	2,250,000	2,494,912
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/24	2,000,000	2,236,780
		13,717,393
South Carolina — 0.7%
Charleston Educational Excellence Finance Corp. Rev., 5.00%, 12/1/24	1,750,000	1,996,872
Charleston Educational Excellence Finance Corp. Rev., 5.00%, 12/1/25	2,945,000	3,360,451
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/21 (BAM)	1,000,000	1,103,950
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/27 (BAM)	5,000,000	5,765,050
Myrtle Beach Tax Allocation, 5.00%, 10/1/23	250,000	282,500
Myrtle Beach Tax Allocation, 5.00%, 10/1/25	1,145,000	1,313,430
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	519,471
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(2)	625,000	652,550
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL)	875,000	912,975
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/47	3,750,000	4,163,475
South Carolina Jobs-Economic Development Authority Rev., (Palmetto Health), 5.75%, 8/1/39	2,700,000	2,792,448
		22,863,172
Tennessee — 0.8%
Clarksville Public Building Authority Rev., VRDN, 1.24%, 3/1/18, resets daily off the remarketing agent (LOC: Bank of America N.A.)	2,300,000	2,300,000
Clarksville Public Building Authority Rev., VRDN, 1.24%, 3/1/18, resets daily off the remarketing agent (LOC: Bank of America N.A.)	4,335,000	4,335,000
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/20	300,000	317,616
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 4.00%, 4/1/21	1,050,000	1,103,098
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/22	500,000	548,605
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	408,776
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	703,593
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	445,220
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	433,350
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	547,542
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	546,179

Montgomery County Public Building Authority Rev., VRDN, 1.24%, 3/1/18, resets daily off the remarketing agent (LOC: Bank of America N.A.)	5,600,000	5,600,000
Montgomery County Public Building Authority Rev., VRDN, 1.24%, 3/1/18, resets daily off the remarketing agent (LOC: Bank of America N.A.)	1,300,000	1,300,000
Tennessee Energy Acquisition Corp. Rev., VRDN, 4.00%, 5/1/23, resets off the remarketing agent	7,000,000	7,467,040
Tennessee State School Bond Authority Rev., 5.125%, 5/1/18, Prerefunded at 100% of Par(2)	820,000	825,248
		26,881,267
Texas — 8.2%
Allen Independent School District GO, 5.25%, 2/15/19, Prerefunded at 100% of Par(2)	3,325,000	3,443,769
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,430,036
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/20	500,000	527,745
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	750,000	811,170
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	800,000	864,328
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/22	650,000	716,742
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/23	650,000	729,781
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/23	750,000	837,330
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/24	1,500,000	1,710,975
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/25	800,000	910,288
Austin Electric Utility Rev., 5.00%, 11/15/19	500,000	528,780
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	275,000	307,258
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	250,000	279,688
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	1,000,000	1,118,750
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 4.00%, 7/15/31	1,500,000	1,525,590
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/33	1,500,000	1,642,455
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/21	860,000	926,684
Central Texas Regional Mobility Authority Rev., 6.00%, 1/1/21, Prerefunded at 100% of Par(2)	2,500,000	2,786,950
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/22	2,000,000	2,196,860
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23	2,000,000	2,230,940
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/29	2,000,000	2,266,780
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/45	2,000,000	2,189,700
Central Texas Turnpike System Rev., 5.00%, 8/15/42	2,050,000	2,256,025
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/20	1,395,000	1,466,591
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/22	1,000,000	1,075,500
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26	1,010,000	1,154,955
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	571,845
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,665,495
Dallas Area Rapid Transit Rev., 5.00%, 12/1/19	2,250,000	2,383,650
Dallas Independent School District GO, VRDN, 5.00%, 2/15/22, resets off the remarketing agent (PSF-GTD)	10,000,000	11,106,500
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/18	720,000	737,489
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	3,000,000	3,255,060
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	750,000	813,765
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	4,500,000	4,875,255
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	500,000	554,410
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/22	400,000	451,268
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/23	645,000	738,074
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/19 (BAM)	150,000	153,275
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/20 (BAM)	240,000	250,462

Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/21 (BAM)	400,000	420,824
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/22 (BAM)	305,000	323,413
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/23 (BAM)	400,000	425,288
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/24 (BAM)	480,000	510,293
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	254,338
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	210,410
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,246,211
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	533,485
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	8,986,544
Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,484,202
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	3,736,447
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	1,946,732
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,753,530
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,164,590
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,160,170
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/27	1,000,000	1,062,400
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 4.00%, 1/1/31	1,745,000	1,665,480
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,000,000	1,027,970
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), 5.50%, 12/1/18	2,500,000	2,572,250
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/20	1,220,000	1,312,122
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/21	900,000	983,736
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	956,004
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	797,622
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	860,510
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,128,350
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	571,822
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,559,601
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,109,680
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	536,342
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,102,060
Houston Rev., 5.00%, 9/1/25	1,000,000	1,134,950
Houston Rev., 5.00%, 9/1/27	2,050,000	2,304,569
Houston Rev., 5.00%, 9/1/28	710,000	795,484
Houston Airport System Rev., 5.00%, 7/1/23	2,560,000	2,858,957
Houston Airport System Rev., 5.00%, 7/1/24	4,000,000	4,454,840
Houston Airport System Rev., 5.50%, 7/1/39	4,000,000	4,052,720
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,053,850
Houston Independent School District GO, VRDN, 1.70%, 6/1/18, resets off the remarketing agent (PSF-GTD)	14,050,000	14,059,132
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/20	500,000	537,020
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/22	250,000	277,330
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/23	490,000	548,923
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/25	250,000	284,188
Irving Hospital Authority Rev., VRDN, 2.19%, 3/1/18, resets weekly off the MUNIPSA plus 1.10%	1,750,000	1,749,982
Lamar Consolidated Independent School District GO, VRDN, 1.05%, 8/15/18, resets off the remarketing agent (PSF-GTD)	5,000,000	4,991,000
Lone Star College System GO, 5.00%, 8/15/19, Prerefunded at 100% of Par(2)	1,000,000	1,050,550
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	2,600,000	2,791,412
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/22	1,000,000	1,069,900
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/23	3,435,000	3,673,561

Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/24	2,000,000	2,138,000
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,354,320
New Hope Cultural Education Facilities Finance Corp. Rev., 5.00%, 4/1/29	1,000,000	1,111,380
New Hope Cultural Education Facilities Finance Corp. Rev., 5.00%, 4/1/32	1,670,000	1,845,600
New Hope Cultural Education Facilities Finance Corp. Rev., 5.00%, 4/1/37	1,000,000	1,089,790
New Hope Cultural Education Facilities Finance Corp. Rev., 5.00%, 4/1/42	1,000,000	1,087,390
New Hope Cultural Education Facilities Finance Corp. Rev., (Jubilee Academic Center, Inc.), 3.625%, 8/15/22(1)	400,000	398,612
New Hope Cultural Education Facilities Finance Corp. Rev., (Jubilee Academic Center, Inc.), 4.25%, 8/15/27(1)	610,000	602,509
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	2,969,841
North Texas Tollway Authority Rev., 5.00%, 1/1/21	7,615,000	8,290,984
North Texas Tollway Authority Rev., 5.00%, 1/1/24	3,500,000	4,029,270
North Texas Tollway Authority Rev., 5.00%, 1/1/27	1,000,000	1,157,500
North Texas Tollway Authority Rev., 5.00%, 1/1/28	3,000,000	3,295,290
North Texas Tollway Authority Rev., 5.00%, 1/1/29	2,500,000	2,743,175
North Texas Tollway Authority Rev., 5.00%, 1/1/30	1,250,000	1,425,137
North Texas Tollway Authority Rev., 5.00%, 1/1/30	6,310,000	6,918,915
North Texas Tollway Authority Rev., 5.00%, 1/1/31	1,250,000	1,418,600
North Texas Tollway Authority Rev., 5.00%, 1/1/32	3,500,000	3,995,600
North Texas Tollway Authority Rev., 5.00%, 1/1/36	2,000,000	2,174,620
North Texas Tollway Authority Rev., 5.00%, 1/1/40	2,110,000	2,297,368
Red River Education Finance Corp. Rev., (Houston Baptist University), 5.50%, 10/1/46	3,150,000	3,456,621
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/18	785,000	791,241
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/19	1,000,000	1,038,130
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/20	1,000,000	1,065,800
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/21	785,000	856,074
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 3.00%, 6/1/22	655,000	674,781
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/22	880,000	977,469
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/23	870,000	980,864
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/23	1,970,000	2,221,037
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/24	455,000	519,546
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/24	2,065,000	2,357,941
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/25	685,000	788,531
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/26	1,150,000	1,335,116
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/27	1,675,000	1,927,322
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/28	1,000,000	1,141,980
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/29	1,420,000	1,610,536
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/43	4,350,000	4,784,304
San Antonio Water System Rev., VRDN, 2.00%, 11/1/22, resets off the remarketing agent	4,000,000	3,968,200
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), 4.00%, 11/15/34	2,000,000	2,070,680
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	2,000,000	2,303,600
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co.)	6,000,000	7,037,760
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/23 (BAM)	2,255,000	2,555,659
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/24 (BAM)	2,365,000	2,713,837
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/25 (BAM)	1,520,000	1,756,983
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,152,430
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,566,900
Texas Transportation Commission State Highway Fund Rev., VRDN, 4.00%, 10/1/21, resets off the remarketing agent	2,000,000	2,138,240
University of Houston Rev., 5.00%, 2/15/27	8,100,000	9,450,432

University of North Texas Rev., 5.00%, 4/15/27	5,770,000	6,705,259
Uptown Development Authority Tax Allocation, 5.00%, 9/1/33	720,000	810,050
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,570,000	1,758,949
Williamson County GO, 5.00%, 2/15/19 (NATL)	1,000,000	1,034,040
		279,477,225
Utah — 0.4%
Salt County Lake Rev., (Westminster College), 5.00%, 10/1/26	1,050,000	1,201,820
Salt County Lake Rev., (Westminster College), 5.00%, 10/1/27	2,145,000	2,436,098
State George Electric Rev., 5.00%, 6/1/24 (AGM)	1,000,000	1,152,470
State George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,173,840
State of Utah GO, 5.00%, 7/1/18	4,000,000	4,049,640
Utah Transit Authority Rev., 5.00%, 6/15/22, Prerefunded at 100% of Par(2)	2,900,000	3,267,024
Utah Transit Authority Rev., 5.00%, 6/15/22, Prerefunded at 100% of Par(2)	1,220,000	1,374,403
		14,655,295
Vermont — 0.4%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	500,000	557,630
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	833,588
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/24	1,400,000	1,603,084
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/25	615,000	705,872
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/26	1,000,000	1,147,610
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/27	785,000	890,049
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/28	1,000,000	1,125,800
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/29	900,000	1,004,634
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/30	500,000	555,370
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,542,920
		12,966,557
Virginia — 0.5%
Fairfax County Economic Development Authority Special Tax, 5.00%, 4/1/20, Prerefunded at 100% of Par(2)	1,430,000	1,530,915
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,443,070
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,926,414
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	695,756
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	731,874
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/25	1,000,000	1,136,990
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,130,840
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	781,326
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,423,390
Virginia Small Business Financing Authority Rev., (Virginia State University Real Estate Foundation), VRDN, 1.16%, 3/1/18, resets daily off the remarketing agent (LOC: Bank of America N.A.)	2,370,000	2,370,000
		17,170,575
Washington — 4.2%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/18	5,115,000	5,177,301
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/18	2,410,000	2,439,354
Energy Northwest Rev., (Bonneville Power Administration), 5.25%, 7/1/18	3,000,000	3,039,000
Port of Seattle Rev., 5.00%, 6/1/22	1,000,000	1,069,910
Seattle Municipal Light & Power Rev., 5.00%, 2/1/19	5,000,000	5,163,750
Seattle Municipal Light & Power Rev., VRDN, 1.77%, 3/1/18, resets weekly off the MUNIPSA plus 0.68%	14,250,000	14,262,825
Seattle Water System Rev., 5.00%, 5/1/22	10,000,000	11,239,400

State of Washington GO, 5.00%, 6/1/21	1,650,000	1,817,970
State of Washington GO, 5.00%, 7/1/21	3,375,000	3,726,000
State of Washington GO, 5.00%, 6/1/22	2,000,000	2,203,600
State of Washington GO, 5.00%, 7/1/22	5,000,000	5,521,700
State of Washington GO, 5.00%, 7/1/23	3,855,000	4,327,238
State of Washington GO, 5.00%, 7/1/26	14,000,000	15,665,720
State of Washington GO, 5.00%, 7/1/27	10,000,000	11,540,200
State of Washington GO, 5.00%, 8/1/29	18,795,000	21,722,509
Tacoma Electric System Rev., 4.00%, 1/1/19	2,000,000	2,042,260
Tacoma Electric System Rev., 5.00%, 1/1/19	1,000,000	1,029,350
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRDN, 2.14%, 3/1/18, resets weekly off the MUNIPSA plus 1.05%	2,000,000	2,005,160
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRDN, 2.17%, 3/1/18, resets weekly off 67% of the 1-month LIBOR plus 1.10%	2,000,000	2,018,440
Washington Health Care Facilities Authority Rev., (Providence State Joseph Health Obligated Group), 5.25%, 10/1/33 (AGM)	4,500,000	4,605,165
Washington Health Care Facilities Authority Rev., (Seattle Children's Hospital Obligated Group), 5.00%, 10/1/29	6,500,000	7,408,700
Washington Health Care Facilities Authority Rev., (Yakima Valley Memorial Hospital Association Obligated Group), 5.00%, 12/1/46	5,000,000	5,335,250
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/25	980,000	1,134,291
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/26	2,010,000	2,328,565
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/30	1,270,000	1,426,121
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/31	1,340,000	1,498,361
Washington State Housing Finance Commission Rev., (Kitts Corner LLC), VRDN, 1.13%, 3/7/18, resets weekly off the remarketing agent (LOC: FHLB and East West Bank)	2,000,000	2,000,000
		141,748,140
Wisconsin — 1.1%
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/42	1,100,000	1,172,336
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,168,013
Public Finance Authority Rev., (Mary's Woods at Marylhurst, Inc.), 3.00%, 11/15/22(1)	2,200,000	2,204,664
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/23	1,375,000	1,546,614
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/24	1,000,000	1,136,290
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/25	1,500,000	1,721,400
State of Wisconsin GO, 5.00%, 5/1/19	2,715,000	2,827,727
State of Wisconsin GO, 5.00%, 5/1/20	2,890,000	3,101,952
State of Wisconsin GO, 5.00%, 5/1/21	2,460,000	2,708,977
State of Wisconsin GO, 5.00%, 11/1/22	5,000,000	5,683,750
Wisconsin Department of Transportation Rev., 5.00%, 7/1/18(2)	750,000	759,232
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.50%, 11/15/22 (GA: Mayo Clinic)	4,655,000	4,866,849
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.75%, 11/15/30 (GA: Mayo Clinic)	5,800,000	6,059,202
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(1)	3,580,000	3,715,539
		38,672,545
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $3,330,510,449)		3,377,107,551
OTHER ASSETS AND LIABILITIES — 0.8%		26,860,632
TOTAL NET ASSETS — 100.0%		$3,403,968,183

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
FHLB	-	Federal Home Loan Bank
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $67,138,615, which represented 2.0% of total net assets.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Tax-Free Money Market Fund
February 28, 2018

Tax-Free Money Market - Schedule of Investments
FEBRUARY 28, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 95.2%
Arizona — 3.2%
Salt River Pima-Maricopa Indian Community Rev., VRDN, 1.14%, 3/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	4,500,000	4,500,000
California — 9.1%
Metropolitan Water District of Southern California Rev., VRN, 1.14%, 3/7/18, resets weekly off the MUNIPSA plus 0.50%	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.19%, 3/7/18, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.24%, 3/7/18, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,000,000	1,000,000
Victorville Joint Powers Finance Authority Rev., VRDN, 1.59%, 3/7/18, resets weekly off the remarketing agent (LOC: BNP Paribas)	6,750,000	6,750,000
		12,750,000
Colorado — 1.1%
Lafayette Exempla Improvement District Special Assessment, VRDN, 1.15%, 3/7/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	1,575,000	1,575,000
District of Columbia — 2.3%
District of Columbia Housing Finance Agency Rev., (FC 1212 LLC), VRDN, 1.17%, 3/7/18, resets weekly off the remarketing agent (LOC: Capital One N.A. and FHLB)	3,200,000	3,200,000
Florida — 2.0%
County of Palm Beach Rev., (Henry Morrison Flagler Museum), VRDN, 1.15%, 3/7/18, resets weekly off the remarketing agent (LOC: Northern Trust Company)	1,975,000	1,975,000
Hillsborough County Industrial Development Authority Rev., (Independent Day School of Tampa), VRDN, 1.25%, 3/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	800,000	800,000
		2,775,000
Georgia — 2.9%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.24%, 3/7/18, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,600,000	1,600,000
Valdosta-Lowndes County Industrial Development Authority Rev., (Steeda Autosports, Inc.), VRDN, 1.27%, 3/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,340,000	1,340,000
Walton County Development Authority Rev., (Walton Press, Inc.), VRDN, 1.27%, 3/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,120,000	1,120,000
		4,060,000
Illinois — 22.9%
Du County Page Rev., (Morton Arboretum), VRDN, 1.11%, 3/7/18, resets weekly off the remarketing agent (LOC: Northern Trust Company)	1,800,000	1,800,000
East Moline Rev., (Elliott Aviation of the Quad Cities, Inc.), VRDN, 1.40%, 3/7/18, resets weekly off the remarketing agent (LOC: U.S. Bank N.A.)	925,000	925,000
Illinois Development Finance Authority Rev., (Teacher's Academy for Mathematics and Science), VRDN, 1.15%, 3/7/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	705,000	705,000
Illinois Educational Facilities Authority Rev., (Lincoln Park Society), VRDN, 1.09%, 3/7/18, resets weekly off the remarketing agent (LOC: Citibank N.A.)	2,300,000	2,300,000
Illinois Finance Authority Rev., (Lake Towers Associates II LP), VRDN, 1.45%, 3/7/18, resets weekly off the remarketing agent (LIQ FAC: FHLMC)	3,950,000	3,950,000
Illinois Finance Authority Rev., (OSF Healthcare System Obligated Group), VRDN, 1.10%, 3/7/18, resets weekly off the remarketing agent (LOC: Barclays Bank plc)	6,300,000	6,300,000
Illinois Finance Authority Rev., (Uniform Law Foundation), VRDN, 1.14%, 3/7/18, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	2,740,000	2,740,000
Illinois Housing Development Authority Rev., (Rome Meadows Associates III LP), VRDN, 1.48%, 3/7/18, resets weekly off the remarketing agent (LOC: First National Bank and FHLB)	1,660,000	1,660,000

RBC Municipal Products, Inc. Trust GO, VRN, 1.14%, 3/1/18, resets weekly off the remarketing agent (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	6,000,000	6,000,000
RBC Municipal Products, Inc. Trust Rev., VRN, 1.12%, 3/7/18, resets weekly off the remarketing agent (AGM)(LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)(1)	4,970,000	4,970,000
Village of McCook Rev., (Illinois State Andrew Society), VRDN, 1.17%, 3/7/18, resets weekly off the remarketing agent (LOC: Northern Trust Company)	800,000	800,000
		32,150,000
Louisiana — 2.5%
Terrebonne Economic Development Authority Rev., (Buquet Distributing Co, Inc.), VRDN, 1.16%, 3/7/18, resets weekly off the remarketing agent (LOC: Community Bank and FHLB)	3,570,000	3,570,000
Massachusetts — 0.6%
Massachusetts Industrial Finance Agency Rev., VRDN, 1.40%, 3/7/18, resets weekly off the remarketing agent (LOC: TD Bank N.A.)	120,000	120,000
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., VRDN, 1.09%, 3/7/18, resets weekly off the remarketing agent (LOC: Barclays Bank plc)	700,000	700,000
		820,000
Minnesota — 3.9%
Minnetonka Rev., (Brier Creek Apartments Partnership LLP), VRDN, 1.22%, 3/7/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	145,000	145,000
St. Paul Port Authority Rev., (Bigos-Sibley Tower LLC), VRDN, 1.21%, 3/7/18, resets weekly off the remarketing agent (LIQ FAC: FHLMC)	5,335,000	5,334,956
		5,479,956
Nevada — 2.1%
Nevada Housing Division Rev., (Vintage at Laughlin LLC), VRDN, 1.18%, 3/7/18, resets weekly off the remarketing agent (LOC: East West Bank)(SBBPA: FHLB)	940,000	940,000
Nevada Housing Division Rev., (Vista Creek Apartments LLC), VRDN, 1.22%, 3/7/18, resets weekly off the remarketing agent (LOC: East West Bank and FHLB)	2,100,000	2,100,000
		3,040,000
New Mexico — 0.1%
Albuquerque Rev., (CVI Laser LLC), VRDN, 1.37%, 3/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.) (Acquired 1/29/15, Cost $100,000)(2)	100,000	100,000
New York — 10.3%
Erie County Industrial Development Agency Rev., (Our Lady of Victory Renaissance Corp.), VRDN, 1.20%, 3/7/18, resets weekly off the remarketing agent (LOC: HSBC Bank USA N.A.)	6,525,000	6,525,000
North Amityville Fire Co, Inc. Rev., VRDN, 1.30%, 3/7/18, resets weekly off the remarketing agent (LOC: Citibank N.A.)	2,015,000	2,015,000
Suffolk County Industrial Development Agency Rev., (Wilbar International, Inc.), VRDN, 1.39%, 3/7/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	210,000	210,000
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 1.11%, 3/1/18, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	2,700,000	2,700,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.11%, 3/7/18, resets weekly off the remarketing agent (LIQ FAC: Toronto Dominion Bank)(1)	3,000,000	3,000,000
		14,450,000
North Carolina — 4.8%
Lower Cape Fear Water & Sewer Authority Rev., VRDN, 1.16%, 3/7/18, resets weekly off the remarketing agent (LOC: Cooperatieve Rabobank U.A.)	2,975,000	2,975,000
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 1.15%, 3/7/18, resets weekly off the remarketing agent (LOC: Branch Banking & Trust)	3,485,000	3,485,000
North Carolina Medical Care Commission Rev., (Mission-St Joseph's Health System, Inc.), VRDN, 1.16%, 3/7/18, resets weekly off the remarketing agent (SBBPA: Branch Banking & Trust)	275,000	275,000
		6,735,000
Ohio — 1.1%
Lorain County Port Authority Rev., (State Ignatius High School of Cleveland), VRDN, 1.11%, 3/7/18, resets weekly off the remarketing agent (LOC: U.S. Bank N.A.)	1,505,000	1,505,000
Oregon — 1.4%
Oregon State Facilities Authority Rev., (PeaceHealth), VRDN, 1.12%, 3/7/18, resets weekly off the remarketing agent (LOC: U.S. Bank N.A.)	2,000,000	2,000,000

Pennsylvania — 2.9%
Pennsylvania Economic Development Financing Authority Rev., (JCH Associates), VRDN, 1.27%, 3/7/18, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	400,000	400,000
Pennsylvania Economic Development Financing Authority Rev., (Miquon School), VRDN, 1.19%, 3/7/18, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	300,000	300,000
Pennsylvania Economic Development Financing Authority Rev., (Pittsburgh Allegheny County Thermal Ltd.), VRDN, 1.26%, 3/7/18, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	500,000	500,000
Pennsylvania Economic Development Financing Authority Rev., (Private Industry Council of Westmoreland/Fayette, Inc.), VRDN, 1.21%, 3/7/18, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	100,000	100,000
Pennsylvania Economic Development Financing Authority Rev., VRDN, 1.19%, 3/7/18, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	550,000	550,000
Pennsylvania Higher Educational Facilities Authority Rev., (Mount Aloysius College), VRDN, 1.11%, 3/7/18, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	2,250,000	2,250,000
		4,100,000
South Carolina — 0.7%
South Carolina Jobs-Economic Development Authority Rev., (Franco Manufacturing Co, Inc.), VRDN, 1.27%, 3/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,000,000	1,000,000
Tennessee — 1.3%
Clarksville Public Building Authority Rev., VRDN, 1.20%, 3/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,350,000	1,350,000
Montgomery County Public Building Authority Rev., VRDN, 1.20%, 3/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.) (Acquired 4/12/17, Cost $535,000)(2)	535,000	535,000
		1,885,000
Texas — 9.9%
Gregg County Housing Finance Corp. Rev., (Bailey Properties LLC), VRDN, 1.14%, 3/7/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	3,915,000	3,915,000
Harris County Hospital District Rev., VRDN, 1.12%, 3/7/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	2,055,000	2,055,000
Mission Economic Development Corp. Rev., VRDN, 1.27%, 3/7/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	1,635,000	1,635,000
San Antonio Airport System Rev., (Cessna Aircraft Co.), VRDN, 1.27%, 3/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,600,000	1,600,000
State of Texas Rev., 4.00%, 8/30/18	3,000,000	3,045,651
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), VRDN, 1.15%, 3/1/18, resets daily off the remarketing agent (LOC: TD Bank N.A.)	1,650,000	1,650,000
		13,900,651
Washington — 9.4%
Pierce County Economic Development Corp. Rev., (Sumner Leasing LLC), VRDN, 1.32%, 3/7/18, resets weekly off the remarketing agent (LOC: FHLB and Homestreet Bank)	1,500,000	1,500,000
Washington Economic Development Finance Authority Rev., (Recology CleanScapes, Inc.), VRDN, 1.15%, 3/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,000,000	1,000,000
Washington State Housing Finance Commission Rev., (Evergreen School), VRDN, 1.22%, 3/7/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	1,240,000	1,240,000
Washington State Housing Finance Commission Rev., (Panorama), VRDN, 1.22%, 3/7/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	5,500,000	5,500,000
Washington State Housing Finance Commission Rev., (Vintage at Mount Vernon), VRDN, 1.15%, 3/7/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	4,000,000	4,000,000
		13,240,000
Wisconsin — 0.7%
Appleton Rev., (Great Northern Corp.), VRDN, 1.35%, 3/7/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
TOTAL INVESTMENT SECURITIES — 95.2% (Cost $133,835,607)		133,835,607
OTHER ASSETS AND LIABILITIES — 4.8%		6,764,460
TOTAL NET ASSETS — 100.0%		$140,600,067

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $22,270,000, which represented 15.8% of total net assets.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $635,000, which represented 0.5% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 24, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 24, 2018